                                                         TCW GALILEO FUNDS, INC.

                                                             (U.S. FIXED INCOME)





                                                                   ANNUAL REPORT


                                                                OCTOBER 31, 1998

                                                         TCW GALILEO FUNDS, INC.
                                                             (U.S. FIXED INCOME)



                                                                October 31, 1998


TABLE OF CONTENTS
-----------------

Letter to Shareholders......................................................  3

Management Discussions......................................................  4

Schedules of Investments:

   TCW Galileo Money Market Fund............................................  8

   TCW Galileo Core Fixed Income Fund....................................... 10

   TCW Galileo High Yield Bond Fund......................................... 17

   TCW Galileo Mortgage Backed Securities Fund.............................. 24

   TCW Galileo Long-Term Mortgage Backed Securities Fund.................... 27

Statements of Assets and Liabilities........................................ 30

Statements of Operations.................................................... 32

Statements of Changes in Net Assets......................................... 34

Notes to Financial Statements............................................... 39

Financial Highlights........................................................ 45

Independent Auditors' Report................................................ 50

Shareholder Information..................................................... 51

Shareholder Voting Information.............................................. 52

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                                       2

                                                         TCW GALILEO FUNDS, INC.
                                                             (U.S. FIXED INCOME)



TO OUR SHAREHOLDERS
-------------------

We are pleased to submit the October 31, 1998 Annual Reports for the TCW Galileo Funds. In our new format, we have separated our reports into three categories;
1) U.S. Equities Funds, 2) U.S. Fixed Income Funds, and 3) International Funds to provide more focused information to our shareholders. In addition, we have incorporated in this report a discussion and analysis of how the Fund's performance over the last fiscal year has compared to the benchmark as well as a graphical analysis of each Fund's performance since inception.

TCW is committed to providing you with superior professional investment management and distinctive personal service through the TCW Galileo Funds. The Galileo Mutual Funds continue to provide our clients with targeted investment strategies featuring daily liquidity, competitive management fees and no front end loads, 12b-1 or deferred sales charges.

Please call your Account Representative or our Investor Relations Department at
(800) FUND TCW [(800) 386-3829] if you have any questions or would like further information on the TCW Galileo Funds.


Sincerely,


/s/ Marc I. Stern
Marc I. Stern
Chairman of the Board

December 10, 1998

MANAGEMENT DISCUSSIONS
----------------------


TCW GALILEO CORE FIXED INCOME FUND
----------------------------------

Performance of the TCW Galileo Core Fixed Income Fund for the fiscal year ended October 31, 1998, was 9.0%, slightly below the 9.3% return of the Lehman Aggregate Bond Market Index. The relatively high absolute return was achieved with aid from a generally declining interest rate trend. Five year U.S. Treasury yields, for example, fell nearly 150 basis points from October 31, 1997 to October 31, 1998.

The twelve months through October were unusual in that U.S. Treasuries were the top performing fixed income sector, returning over 11%. Other investment grade bond indices trailed Treasuries significantly, with high-grade corporate bonds returning 8% and mortgage-backed securities just over 7%. Non-investment grade bonds were especially soft, returning only around 1% as reporting by the Salomon Brothers High Yield Cash Pay Index.

The Fund benefited from strong relative returns within all market subsectors; the Fund's holdings in corporate mortgage backed, and high yield bonds all outperformed relevant benchmarks, by more than 100 basis points on average. This security selection benefit, along with positive performance contribution from tactical asset allocation during the year, helped to raise the Fund's return net of fees near that of high grade market indices in spite of the drag introduced by the typical underweighting to U.S. Treasuries and moderate inclusion of below investment grade corporate bonds central to the Fund's strategy.

               --------------------------------------------
                   AVERAGE ANNUALIZED TOTAL RETURN(1)
               1-YEAR   3-YEARS   5-YEARS   SINCE INCEPTION
                9.0%     7.2%      5.4%          7.7%
               --------------------------------------------

                                   SALOMON BROTHERS
                                      BROAD-BASED      LEHMAN BROTHERS
                          TCW            BOND           AGGREGATE BOND
                     --------------------------------------------------
INITIAL VALUE          250,000.00    250,000.00          250,000.00

      1990 JAN         246,935.00    247,151.40          247,029.20
           FEB         247,263.42    247,595.03          247,828.55
           MAR         248,079.39    248,100.93          248,011.08
           APR         246,298.18    245,906.11          245,738.92
           MAY         252,635.44    252,910.87          253,014.85
           JUN         256,013.17    257,043.68          257,074.52
           JULY        260,053.06    260,701.72          260,630.66
           AUG         256,854.41    257,316.09          257,150.05
           SEP         258,403.24    259,557.61          259,277.44
           OCT         260,677.19    262,818.72          262,569.23
           NOV         265,645.69    268,445.88          268,221.30
           DEC         269,561.31    272,718.78          272,400.55
      1991 JAN         272,663.96    276,018.80          275,767.88
           FEB         274,439.00    277,832.26          278,121.85
           MAR         276,115.83    279,894.77          280,035.25
           APR         278,923.92    283,272.63          283,068.98
           MAY         280,636.52    284,883.72          284,724.32
           JUN         280,257.66    284,922.64          284,579.56
           JULY        284,083.18    288,923.13          288,525.93
           AUG         290,244.94    294,993.93          294,769.64
           SEP         296,688.38    301,158.12          300,742.70
           OCT         299,076.72    304,240.22          304,091.14
           NOV         301,789.34    307,112.17          306,879.41
           DEC         312,952.53    316,303.98          315,993.20
      1992 JAN         306,834.31    312,256.78          311,695.69
           FEB         308,420.64    314,288.16          313,722.39
           MAR         306,637.97    312,638.15          311,953.75
           APR         307,790.93    315,019.77          314,207.03
           MAY         314,149.89    320,779.24          320,136.06
           JUN         319,257.97    325,340.12          324,541.92
           JULY        327,070.21    331,768.94          331,163.30
           AUG         329,588.65    335,450.33          334,518.05
           SEP         332,426.41    339,357.43          338,483.32
           OCT         328,061.65    334,936.65          333,995.64
           NOV         328,632.48    335,068.96          334,071.17
           DEC         333,598.12    340,275.83          339,383.38
      1993 JAN         339,999.86    347,163.85          345,891.46
           FEB         346,456.46    353,063.42          351,946.37
           MAR         349,065.28    354,456.59          353,412.89
           APR         350,629.09    357,258.49          355,873.88
           MAY         348,707.64    357,484.20          356,327.05
           JUN         356,522.18    364,271.04          362,784.79
           JULY        358,814.62    366,356.90          364,836.66
           AUG         367,494.34    372,630.06          371,231.45
           SEP         369,096.62    373,883.13          372,251.09
           OCT         370,259.27    375,058.37          373,642.08
           NOV         366,401.17    371,921.80          370,463.57
           DEC         369,116.21    374,015.44          372,471.38
      1994 JAN         372,884.88    379,066.65          377,500.36
           FEB         363,749.20    372,770.15          370,941.92
           MAR         352,345.66    363,523.86          361,796.61
           APR         345,175.43    360,784.22          358,907.63
           MAY         343,587.62    360,753.09          358,857.28
           JUN         343,116.91    359,982.57          358,064.22
           JULY        349,811.12    366,800.54          365,176.54
           AUG         349,905.57    367,213.04          365,629.71
           SEP         343,526.79    361,920.55          360,248.27
           OCT         342,379.41    361,570.31          359,927.27
           NOV         340,848.97    360,612.99          359,127.92
           DEC         340,589.93    363,368.20          361,607.79
      1995 JAN         346,052.99    370,886.65          368,764.17
           FEB         353,500.05    379,549.20          377,531.83
           MAR         355,073.13    381,751.81          379,848.05
           APR         359,028.64    386,966.47          385,153.97
           MAY         374,319.67    402,314.69          400,058.36
           JUN         376,112.66    405,132.16          402,991.40
           JULY        373,513.72    404,314.93          402,091.35
           AUG         380,543.25    408,953.64          406,944.09
           SEP         384,371.52    412,790.70          410,903.07
           OCT         390,037.15    418,308.89          416,246.75
           NOV         395,720.00    424,823.32          422,484.19
           DEC         402,162.32    430,691.76          428,413.21
      1996 JAN         403,187.83    433,625.98          431,258.14
           FEB         393,922.57    426,255.41          423,761.88
           MAR         389,991.23    423,165.53          420,816.25
           APR         387,705.88    420,052.30          418,449.68
           MAY         386,662.95    419,818.81          417,599.98
           JUN         390,231.85    425,243.61          423,208.01
           JUL         391,706.93    426,395.50          424,366.12
           AUG         391,072.36    425,780.64          423,654.89
           SEP         397,251.30    433,190.12          431,037.85
           OCT         406,670.13    442,934.53          440,585.97
           NOV         413,123.99    450,242.83          448,132.58
           DEC         410,310.61    446,273.47          443,965.90
      1997 JAN         411,615.40    448,013.93          445,342.19
           FEB         412,710.30    448,506.75          446,455.55
           MAR         407,654.60    443,976.83          441,499.89
           APR         413,174.24    450,325.70          448,122.39
           MAY         417,500.17    454,558.76          452,379.55
           JUN         422,405.80    459,968.01          457,762.87
           JUL         433,616.45    472,433.14          470,122.47
           AUG         428,772.95    468,370.22          466,126.43
           SEP         435,346.04    475,255.26          472,978.48
           OCT         441,049.08    482,098.94          479,836.67
           NOV         442,195.80    484,364.80          482,043.92
           DEC         446,860.97    489,305.32          486,912.56
      1998 JAN         452,419.92    495,617.36          493,145.05
           FEB         451,953.93    495,270.43          492,750.53
           MAR         452,889.47    497,201.98          494,425.88
           APR         455,710.97    499,787.43          496,996.90
           MAY         459,967.31    504,585.39          501,718.37
           JUN         464,005.83    508,722.99          505,982.97
           JUL         464,720.40    509,791.31          507,045.54
           AUG         472,634.59    517,591.12          515,310.38
           SEP         485,400.45    529,806.27          527,368.64
           OCT         480,823.12    527,422.14          524,573.59

(1) Performance data includes the performance of the predecessor limited partnership for periods before the TCW Galileo Core Fixed Income Fund's registration became effective. The predecessor limited partnership was not registered under the Investment Company Act of 1940, as amended ("1940 Act"), and, therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership's performance may have been lower.

                                                         TCW GALILEO FUNDS, INC.
                                                             (U.S. FIXED INCOME)



                                                                October 31, 1998

TCW GALILEO HIGH YIELD BOND FUND
--------------------------------

The Fund returned a modest 1.2% for the fiscal year ended October 31, 1998. The Fund performed in line with its conservatively structured benchmark, the Adjusted Salomon Brothers High Yield Cash Pay Index, which returned 1.3% for the period, and significantly outperformed other widely used benchmarks. Specifically, the Fund outperformed the CS First Boston High Yield Index and the Lipper High Yield Mutual Fund Average, which achieved returns of negative 2.5% and negative 3.3%, respectively, over the same period.

The Fund is widely diversified consisting of 140 separate issuers within 31 separate industry groups. In the most recent fiscal year, the Fund benefited considerably from its concentration in the upper-tier of the high yield market as double-B rated securities significantly outperformed lower rated securities during this period of economic uncertainty and financial market volatility. The Fund's overweighting in consumer based industries such as Business Services and Containers enhanced performance in the latest year. Furthermore, the Fund's underweighting in the Energy and other economically sensitive sectors positively impacted performance during the period.

The Fund seeks to preserve principal while simultaneously providing a high level of current income by investing in a well-diversified, upper-tier portfolio of high yield bonds. The Fund emphasizes investments in companies that have good prospects for improved operating results and debt ratings.

               --------------------------------------------
                   AVERAGE ANNUALIZED TOTAL RETURN(1)
               1-YEAR   3-YEARS   5-YEARS   SINCE INCEPTION
                1.2%     8.0%      8.0%         10.2%
               --------------------------------------------

                                            SALOMON BROTHERS HY
                                 TCW             CASH PAY
                     ----------------------------------------------
INITIAL VALUE                250,000.00          250,000.00

      1989 FEB               251,707.50          251,075.00
           MAR               250,796.32          251,100.11
           APR               251,611.41          252,832.70
           MAY               256,107.70          257,130.85
           JUN               260,948.14          260,859.25
           JULY              262,612.99          262,033.12
           AUG               264,461.78          261,011.19
           SEP               262,184.77          256,782.81
           OCT               259,214.21          250,979.52
           NOV               259,971.12          251,908.14
           DEC               260,470.26          252,462.34
      1990 JAN               257,763.98          244,812.73
           FEB               255,075.50          242,119.79
           MAR               258,307.31          244,686.26
           APR               261,275.26          243,438.36
           MAY               266,626.17          249,840.79
           JUN               271,500.10          254,487.83
           JULY              276,264.93          258,890.47
           AUG               269,178.73          248,871.41
           SEP               257,063.00          236,104.30
           OCT               249,698.14          227,746.21
           NOV               254,005.44          232,346.68
           DEC               256,525.17          234,693.38
      1991 JAN               260,644.96          238,072.97
           FEB               276,205.47          254,261.93
           MAR               287,154.25          266,847.90
           APR               297,913.92          276,828.01
           MAY               300,252.55          278,572.02
           JUN               306,533.83          284,310.61
           JULY              313,038.48          291,702.68
           AUG               317,364.67          298,178.48
           SEP               321,741.13          300,176.28
           OCT               330,424.92          308,371.09
           NOV               333,891.08          311,238.94
           DEC               335,981.24          315,036.06
      1992 JAN               348,022.80          324,109.10
           FEB               352,557.54          333,670.32
           MAR               356,929.26          338,408.43
           APR               357,671.67          341,318.75
           MAY               362,507.39          347,974.46
           JUN               365,218.94          352,463.33
           JULY              371,705.23          358,842.92
           AUG               375,898.07          363,723.18
           SEP               380,352.46          367,360.41
           OCT               375,103.60          363,099.03
           NOV               382,909.50          368,436.59
           DEC               388,078.78          372,857.83
      1993 JAN               397,765.23          381,694.56
           FEB               405,672.80          389,175.77
           MAR               410,901.92          395,480.42
           APR               413,055.05          398,486.07
           MAY               418,259.54          403,865.63
           JUN               425,595.81          412,993.00
           JULY              428,289.83          417,081.63
           AUG               429,608.97          421,836.36
           SEP               430,163.16          423,017.50
           OCT               438,960.00          430,927.93
           NOV               442,199.52          432,910.19
           DEC               448,155.95          437,585.63
      1994 JAN               457,396.93          446,731.16
           FEB               456,559.89          444,676.20
           MAR               438,968.64          428,667.86
           APR               434,780.88          424,295.45
           MAY               438,111.30          425,059.18
           JUN               440,564.72          425,781.78
           JULY              440,978.85          430,380.22
           AUG               443,898.13          433,177.69
           SEP               445,855.72          432,441.29
           OCT               446,631.51          432,916.98
           NOV               443,406.83          429,020.72
           DEC               446,612.67          433,997.36
      1995 JAN               452,883.11          440,594.12
           FEB               466,120.88          454,781.25
           MAR               469,015.49          459,510.98
           APR               478,480.22          469,712.12
           MAY               488,011.55          483,662.57
           JUN               489,529.27          487,241.68
           JULY              498,051.97          492,650.06
           AUG               500,103.94          496,049.34
           SEP               506,310.23          501,753.91
           OCT               512,046.73          505,517.07
           NOV               513,096.42          509,965.62
           DEC               517,868.22          517,462.11
      1996 JAN               527,490.21          524,861.82
           FEB               529,916.67          527,591.10
           MAR               526,117.17          525,427.98
           APR               530,494.46          525,112.72
           MAY               533,799.44          528,158.37
           JUN               536,575.20          532,647.72
           JUL               541,747.78          536,695.84
           AUG               549,207.65          541,204.09
           SEP               560,131.39          552,785.86
           OCT               562,842.43          558,921.78
           NOV               571,341.35          569,317.72
           DEC               579,785.77          573,587.61
      1997 JAN               584,760.33          578,004.23
           FEB               594,929.32          587,194.50
           MAR               587,950.80          582,496.94
           APR               592,289.87          587,389.92
           MAY               607,049.74          598,550.33
           JUN               612,209.66          608,127.13
           JUL               625,494.61          621,505.93
           AUG               625,932.45          622,313.88
           SEP               636,322.93          632,021.98
           OCT               637,404.68          637,394.17
           NOV               643,523.77          642,365.84
           DEC               650,988.64          648,853.74
      1998 JAN               662,511.14          662,868.98
           FEB               666,287.45          667,575.35
           MAR               670,744.92          674,918.68
           APR               671,912.01          679,170.66
           MAY               673,591.79          680,732.76
           JUN               677,310.02          682,774.96
           JUL               680,019.26          687,827.49
           AUG               651,934.47          645,457.32
           SEP               658,127.84          653,525.53
           OCT               644,899.47          647,578.45

(1) Performance data includes the performance of the predecessor limited partnership for periods before the TCW Galileo High Yield Bond Fund's registration became effective. The predecessor limited partnership was not registered under the Investment Company Act of 1940, as amended ("1940 Act"), and, therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership's performance may have been lower.

----------------------------------


TCW GALILEO MORTGAGE BACKED SECURITIES FUND
-------------------------------------------

The Fund achieved returns of 4.7% for the fiscal year ended October 31, 1998, underperforming the return of 6.4% posted by the Salomon Brothers 1-Year Treasury Index. Even though the mortgage sector posted solid returns in the past 12 months, it along with many other asset classes was left by the wayside as panicked investors from around the world sought the liquidity and safety of the U.S. Treasury market and pushed yield levels to new lows. For the past 12 months the MBS market has underperformed the U.S. Treasury market by over 400 basis points, one of its greatest underperformances ever. While part of this under-performance can be explained by prepayments and a shortening of the index's duration, a significant portion is due to the lack of focus by investors on mortgage-backed securities. As a result, on a percentage basis, mortgages have widened to the greatest level since 1982.

The silver lining in this picture is that seldom has the potential for outperformance of the mortgage market over other high-grade bond indices been as clear and compelling. As would be expected in a period of historically low U.S. Treasury yields, prepayments will be exceedingly fast. However the fact that mortgage rates have not dropped nearly as much as Treasury rates means that prepayment rates will be lower than if spreads were at historical averages. The reason why mortgages are such an attractive investment option versus U.S. Treasuries is that the mortgage market has already fully priced in the refinancing risk and is currently compensating investors for this risk with high incremental income. These conditions make it extremely difficult for mortgages to underperform an equivalent duration U.S. Treasury over the next 12 months.

In this environment call protection is of utmost importance and we are, as usual, concentrating our investment energies on those securities that provide the best combination of call protection and income. Our outlook for the mortgage sector in the coming year is very positive. The sector has underperformed not due to fundamental problems but as a result of benign neglect. History has shown that those conditions always reverse themselves providing patient investors with superior returns.

               --------------------------------------------
                   AVERAGE ANNUALIZED TOTAL RETURN(1)
               1-YEAR   3-YEARS   5-YEARS   SINCE INCEPTION
                4.7%     6.3%      5.7%          6.8%
               --------------------------------------------

                                         SALOMON BROTHERS
                               TCW        1-YEAR TREASURY
                         ----------------------------------
INITIAL VALUE                250,000.00      250,000.00

      1990 FEB               251,500.00      251,508.85
           MAR               253,512.00      252,792.77
           APR               255,793.61      254,076.70
           MAY               257,584.16      256,625.81
           JUN               259,902.42      258,781.30
           JULY              261,721.74      261,236.69
           AUG               263,553.79      262,717.42
           SEP               265,398.67      264,535.54
           OCT               267,521.86      266,944.07
           NOV               269,929.55      268,696.58
           DEC               272,358.92      271,386.26
      1991 JAN               274,810.15      273,644.85
           FEB               277,008.63      275,219.30
           MAR               279,224.70      277,206.10
           APR               281,179.27      279,221.02
           MAY               283,147.53      280,458.09
           JUN               285,412.71      281,610.81
           JULY              287,981.42      283,485.16
           AUG               290,861.24      286,043.63
           SEP               294,060.71      288,030.44
           OCT               297,001.32      290,251.54
           NOV               299,080.33      292,528.86
           DEC               302,669.29      295,134.20
      1992 JAN               304,182.64      295,893.31
           FEB               306,311.91      296,699.28
           MAR               307,537.16      297,355.30
           APR               309,074.85      299,117.18
           MAY               310,929.30      300,569.80
           JUN               313,416.73      302,069.28
           JULY              314,983.81      304,281.00
           AUG               316,873.72      305,808.59
           SEP               318,774.96      307,776.65
           OCT               319,093.73      307,467.39
           NOV               320,689.20      307,645.45
           DEC               322,613.34      309,360.47
      1993 JAN               324,000.58      310,991.15
           FEB               324,713.38      312,078.27
           MAR               327,311.08      313,043.56
           APR               329,589.17      314,149.42
           MAY               329,589.17      314,149.42
           JUN               331,813.90      315,602.04
           JULY              330,572.91      316,445.49
           AUG               332,982.79      317,879.37
           SEP               334,820.85      318,797.80
           OCT               335,661.25      319,500.67
           NOV               335,493.42      320,091.09
           DEC               337,355.41      321,206.33
      1994 JAN               338,212.29      322,518.37
           FEB               338,039.81      322,190.36
           MAR               336,829.62      322,180.99
           APR               333,188.50      321,909.21
           MAY               332,665.39      322,537.11
           JUN               332,841.70      323,661.72
           JULY              335,833.95      325,695.38
           AUG               336,451.88      326,791.87
           SEP               334,234.67      327,326.06
           OCT               335,304.22      328,656.85
           NOV               333,698.11      328,469.41
           DEC               335,867.15      329,650.25
      1995 JAN               340,041.98      332,958.46
           FEB               343,507.00      335,882.44
           MAR               347,172.22      337,859.87
           APR               350,126.66      340,184.06
           MAY               355,336.54      343,220.50
           JUN               358,708.69      345,216.67
           JULY              360,975.73      346,912.96
           AUG               363,253.48      348,599.87
           SEP               366,686.23      350,136.83
           OCT               369,370.37      352,095.52
           NOV               371,682.63      354,222.90
           DEC               374,749.01      356,312.79
      1996 JAN               377,286.06      358,608.86
           FEB               379,051.76      359,030.59
           MAR               380,435.30      360,164.57
           APR               382,223.35      361,401.63
           MAY               384,619.89      362,882.37
           JUN               386,604.53      364,887.91
           JUL               389,016.94      366,293.67
           AUG               390,635.25      368,064.93
           SEP               393,479.07      370,539.06
           OCT               397,158.10      373,350.58
           NOV               398,802.34      375,262.41
           DEC               400,872.12      376,536.96
      1997 JAN               402,948.64      378,419.65
           FEB               405,035.91      379,781.96
           MAR               406,295.57      380,807.37
           APR               409,245.28      383,130.29
           MAY               412,633.83      385,544.01
           JUN               414,763.02      387,818.72
           JUL               419,043.38      390,611.02
           AUG               419,474.99      391,978.16
           SEP               422,071.54      394,094.84
           OCT               423,810.48      396,301.77
           NOV               425,556.57      397,649.20
           DEC               428,190.77      399,518.15
      1998 JAN               429,406.83      402,154.97
           FEB               430,184.06      403,240.79
           MAR               432,747.96      405,256.99
           APR               434,877.08      407,121.17
           MAY               436,116.47      408,912.51
           JUN               438,266.53      410,875.29
           JUL               438,836.28      412,888.57
           AUG               441,574.61      416,191.68
           SEP               444,325.62      419,479.60
           OCT               443,863.53      421,702.84

(1) Performance data includes the performance of the predecessor limited partnership for periods before the TCW Galileo Mortgage Backed Securities Fund's registration became effective. The predecessor limited partnership was not registered under the Investment Company Act of 1940, as amended ("1940 Act"), and, therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership's performance may have been lower.

                                                         TCW GALILEO FUNDS, INC.
                                                             (U.S. FIXED INCOME)



                                                                October 31, 1998


TCW GALILEO LONG-TERM MORTGAGE BACKED SECURITIES FUND
-----------------------------------------------------

The Fund achieved returns of 8.2% for the fiscal year ended October 31, 1998, outperforming the return of 7.3% on the Lehman Brothers Mortgage-Backed Securities Index.

Even though the mortgage sector posted solid returns in the past 12 months, it along with many other asset classes was left by the wayside as panicked investors from around the world sought the liquidity and safety of the U.S. Treasury market and pushed yield levels to new lows. For the past 12 months the MBS market has underperformed the U.S. Treasury market by over 400 basis points, one of its greatest underperformances ever. While part of this under-performance can be explained by prepayments and a shortening of the index's duration, a significant portion is due to the lack of focus by investors on mortgage-backed securities. As a result, on a percentage basis, mortgages have widened to the greatest level since 1982.

The silver lining in this picture is that seldom has the potential for outperformance of the mortgage market over other high-grade bond indices been as clear and compelling. As would be expected in a period of historically low U.S. Treasury yields, prepayments will be exceedingly fast. However the fact that mortgage rates have not dropped nearly as much as Treasury rates means that prepayment rates will be lower than if spreads were at historical averages. The reason why mortgages are such an attractive investment option versus U.S. Treasuries is that the mortgage market has already fully priced in the refinancing risk and is currently compensating investors for this risk with high incremental income. These conditions make it extremely difficult for mortgages to underperform an equivalent duration U.S. Treasury over the next 12 months.

In this environment call protection is of utmost importance and we are, as usual, concentrating our investment energies on those securities that provide the best combination of call protection and income. Our outlook for the mortgage sector in the coming year is very positive. The sector has underperformed not due to fundamental problems but as a result of benign neglect. History has shown that those conditions always reverse themselves providing patient investors with superior returns.

                                           --------------------------------------------
                                           AVERAGE ANNUALIZED TOTAL RETURN
                                           1-YEAR   3-YEARS   5-YEARS   SINCE INCEPTION
                                           8.2%     9.2%      7.4%          7.5%
                                           --------------------------------------------

                                              LEHMAN BROTHERS
                                              MORTGAGE-BACKED
                                 TCW          SECURITIES
                        --------------------------------------
INITIAL VALUE                    250,000.00       250,000.00

      1993 JUN 18-30             250,000.00       250,900.00
           JUL                   250,250.00       251,901.63
           AUG                   253,510.76       253,088.44
           SEP                   256,154.87       253,307.28
           OCT                   257,294.76       254,039.56
           NOV                   257,168.69       253,542.96
           DEC                   258,768.28       255,596.72
      1994 JAN                   260,822.90       258,130.26
           FEB                   261,469.74       256,329.01
           MAR                   254,329.00       249,654.27
           APR                   243,754.00       247,815.15
           MAY                   244,409.70       248,795.73
           JUN                   242,163.57       248,257.04
           JULY                  246,282.78       253,227.32
           AUG                   247,753.08       254,026.94
           SEP                   243,313.35       250,411.81
           OCT                   242,230.61       250,268.72
           NOV                   239,517.62       249,485.93
           DEC                   242,765.48       251,476.57
      1995 JAN                   245,962.70       256,859.28
           FEB                   253,378.48       263,416.17
           MAR                   255,349.76       264,657.69
           APR                   259,034.46       268,420.12
           MAY                   270,729.87       276,883.47
           JUN                   272,738.68       278,457.46
           JULY                  271,293.17       278,937.23
           AUG                   273,911.15       281,824.29
           SEP                   278,008.86       284,303.11
           OCT                   283,015.80       286,832.44
           NOV                   288,047.82       290,110.88
           DEC                   293,267.24       293,734.43
      1996 JAN                   295,214.54       295,948.12
           FEB                   289,038.65       293,490.33
           MAR                   287,220.60       292,429.79
           APR                   285,391.00       291,604.91
           MAY                   286,312.81       290,754.79
           JUN                   290,945.36       294,757.10
           JUL                   291,256.67       295,838.70
           AUG                   290,945.02       295,834.49
           SEP                   297,243.98       300,787.93
           OCT                   304,770.20       306,688.29
           NOV                   311,304.47       311,077.79
           DEC                   308,178.98       309,449.08
      1997 JAN                   308,582.69       311,739.01
           FEB                   308,986.93       312,767.75
           MAR                   306,459.42       309,827.73
           APR                   311,129.86       314,753.99
           MAY                   313,930.03       317,838.58
           JUN                   319,069.07       321,557.29
           JUL                   331,257.50       327,602.57
           AUG                   326,719.28       326,816.32
           SEP                   334,005.12       330,966.89
           OCT                   340,317.81       334,640.62
           NOV                   341,168.61       335,744.94
           DEC                   344,955.58       338,800.22
      1998 JAN                   348,474.13       342,154.34
           FEB                   346,348.43       342,872.86
           MAR                   348,838.68       344,312.93
           APR                   350,272.41       346,275.51
           MAY                   354,601.77       348,560.93
           JUN                   357,144.27       350,234.02
           JUL                   357,679.98       352,020.22
           AUG                   366,729.29       355,223.60
           SEP                   371,753.48       359,521.81
           OCT                   368,184.64       359,054.43

TCW GALILEO MONEY MARKET FUND

SCHEDULE OF INVESTMENTS
-----------------------


   Principal
    Amount          INVESTMENTS                                                                          Value
--------------      -----------                                                                      ------------
                    AGENCY FIXED INCOME SECURITIES (34.8% OF NET ASSETS)
$    5,000,000      Federal Farm Credit Bank, 5.5%, due 08/03/99                                     $  5,003,560
     5,000,000      Federal Home Loan Bank, 5.605%, due 03/12/99                                        5,001,116
     5,000,000      Federal Home Loan Bank, 5.81%, due 11/04/98                                         5,000,013
     7,500,000      Federal Home Loan Bank, Floating Rate Note, due 03/11/99                            7,496,178
     8,000,000      Federal Home Loan Mortgage Corp., 4.93%, due 03/19/99                               7,848,813
    10,000,000      Federal Home Loan Mortgage Corp., 5.01%, due 01/28/99                               9,877,533
     6,325,000      Federal Home Loan Mortgage Corp., 5.17%, due 02/05/99                               6,237,799
    10,000,000      Federal Home Loan Mortgage Corp., 5.17%, due 02/19/99                               9,842,028
     5,000,000      Federal Home Loan Mortgage Corp., 5.605%, due 03/12/99                              4,999,952
    10,000,000      Federal National Mortgage Association, 5.28%, due 12/18/98                          9,931,067
     5,000,000      Federal National Mortgage Association, 5.41%, due 02/23/99                          4,997,762
     8,200,000      Federal National Mortgage Association, Floating Rate Note, due 01/21/99             8,199,090
                                                                                                    -------------

                    TOTAL AGENCY FIXED INCOME SECURITIES (Cost: $84,434,911)                           84,434,911
                                                                                                    -------------

                    COMMERCIAL PAPER (48.9%)
     2,511,000      Abbott Laboratories, 4.98%, due 11/19/98                                            2,504,748
     5,000,000      American Express Credit Corp., 5.07%, due 11/02/98                                  4,999,296
     5,000,000      American Express Credit Corp., 5.12%, due 11/03/98                                  4,998,578
    10,000,000      American General Finance Corp., 5.62%, due 11/02/98                                 9,998,439
    10,000,000      Ciesco L.P., 5.65%, due 11/02/98                                                    9,998,431
     2,800,000      Du Pont (E.I.) De Nemours & Co., 5.05%, due 11/24/98                                2,790,966
     1,300,000      Du Pont (E.I.) De Nemours & Co., 5.13%, due 11/23/98                                1,295,925
     3,400,000      Du Pont (E.I.) De Nemours & Co., 5.32%, due 11/05/98                                3,397,990
    10,000,000      Ford Motor Credit Corp., 5.56%, due 11/02/98                                        9,998,456
    11,000,000      General Electric Capital Corp., 5%, due 03/18/99                                   10,790,694
    10,000,000      General Motors Acceptance Corp., 5.15%, due 11/03/98                                9,997,139
    10,000,000      J.P. Morgan & Co., 5.3%, due 11/20/98                                               9,972,028
     5,000,000      May Department Stores Co., 4.97%, due 11/02/98                                      4,999,310
     8,000,000      Prudential Funding Corp., 5.2%, due 11/05/98                                        7,995,378
    10,000,000      Toyota Motor Credit Corp., 5.2%, due 01/04/99                                       9,907,556
     5,000,000      USAA Capital Corp., 5.2%, due 11/03/98                                              4,998,556
    10,000,000      Wal-Mart Stores Inc., 5.2%, due 11/02/98                                            9,998,556
                                                                                                    -------------

                    TOTAL COMMERCIAL PAPER (Cost: $118,642,046)                                       118,642,046
                                                                                                    -------------

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                             (U.S. Fixed Income)


                                                                October 31, 1998

  Principal
    Amount          FIXED INCOME SECURITIES                                                              Value
------------        -----------------------                                                         --------------
                    CORPORATE FIXED INCOME SECURITIES (16.5%)
$    5,000,000      Associates Corp. of North America, 6%, due 03/15/99                             $   5,004,476
     3,000,000      Associates Corp. of North America, 7.25%, due 09/01/99                              3,046,561
     6,000,000      CIT Group Holdings, Inc., 6.25%, due 03/22/99                                       6,013,169
     5,000,000      IBM Credit Corp., 5.68%, due 05/07/99                                               4,998,596
     2,125,000      Merrill Lynch & Company, Inc., 5.765%, due 06/10/99                                 2,129,751
     3,250,000      Merrill Lynch & Company, Inc., 6.2%, due 07/19/99                                   3,268,978
     3,500,000      Morgan Stanley Dean Witter & Co., 5.625%, due 03/01/99                              3,497,025
     5,000,000      Morgan Stanley Dean Witter &Co., 7.5%, due 09/01/99                                 5,091,200
     6,850,000      Norwest Corp., 6.25%, due 04/15/99                                                  6,868,030
                                                                                                    -------------

                    TOTAL CORPORATE FIXED INCOME SECURITIES
                      (Cost: $39,917,786)                                                              39,917,786
                                                                                                    -------------

                    SHORT-TERM INVESTMENT (COST: $28,715) (0.0%)
                    -------------------------------------------
        28,715      Bank of New York Depository Reserve, 4%, due 11/02/98                                  28,715
                                                                                                    -------------

                    TOTAL INVESTMENTS (COST: $243,023,458) (100.2%)                                   243,023,458


                    LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)                                        (571,961)
                                                                                                    -------------

                    NET ASSETS (100%)                                                               $ 242,451,497
                                                                                                    =============

See accompanying Notes to Financial Statements.

TCW GALILEO CORE FIXED INCOME FUND


SCHEDULE OF INVESTMENTS
-----------------------

   Principal
    Amount          CORPORATE FIXED INCOME SECURITIES                                                   Value
--------------      ---------------------------------                                               -------------
                    BASIC INDUSTRIES (3.8% OF NET ASSETS)
$    1,000,000      Anheuser-Busch Co., 5.375%, due 09/15/08                                        $     997,500
        50,000      Anthony Crane Rentals, L.P., (144A), 10.375%, due 08/01/08                             46,000  *
        75,000      BE Aerospace, Inc., (144A), 8%, due 03/01/08                                           76,500  *
        25,000      Consumers International, 10.25%, due 04/01/05                                          25,250
     1,000,000      Eli Lilly and Co., 7.125%, due 06/01/25                                             1,111,250
        40,000      Geneva Steel Co., 11.125%, due 03/15/01                                                12,800
        65,000      GEO Specialty Chemicals, (144A), 10.125%, due 08/01/08                                 60,450  *
        40,000      GSI Group, Inc., 10.25%, due 11/01/07                                                  28,000
       225,000      Intermedia Communications, Inc., 8.5%, due 01/15/08                                   212,625
       100,000      International Wire Group, 11.75%, due 06/01/05                                        101,000
        45,000      Iron Mountain, Inc., 10.125%, due 10/01/06                                             47,250
       100,000      ISP Holdings, Inc., 9%, due 10/15/03                                                  103,000
        25,000      Jordan Telecommunications Products, Inc., 9.875%, due 08/01/07                         22,500
       450,000      Level 3 Communications, Inc., 9.125%, due 05/01/08                                    424,125
       200,000      Litton Industries, Inc., 6.05%, due 04/15/03                                          201,500
        25,000      MDC Holdings, Inc., 8.375%, due 02/01/08                                               23,813
        35,000      Metal Management, Inc., (144A), 10%, due 05/15/08                                      20,300  *
        25,000      Morris Materials Handling, Inc., 9.5%, due 04/01/08                                    17,000
        50,000      Packaged Ice, Inc., 9.75%, due 02/01/05                                                46,500
        40,000      Pierce Leahy Corp., (144A), 8.125%, due 05/15/08                                       38,500  *
       150,000      Pitney Bowes, Inc., 5.95%, due 02/01/05                                               154,313
        50,000      Polymer Group, Inc., 8.75%, due 03/01/08                                               46,250
        75,000      Praxair, Inc., 6.15%, due 04/15/03                                                     75,000
       200,000      Protection One Alarm Monitoring, Inc.,
                      (144A), 7.375%, due 08/15/05                                                        200,648  *
       500,000      Raytheon Co., 6.45%, due 08/15/02                                                     516,720
        75,000      Rental Service Corp., 9%, due 05/15/08                                                 70,500
        50,000      Safety-Kleen Corp., (144A), 9.25%, due 06/01/08                                        50,000  *
       150,000      Southwest Airlines, Inc., 7.375%, due 03/01/27                                        169,875
        25,000      Telecommunications Techniques Co.,
                      (144A), 9.75%, due 05/15/08                                                          20,750  *
       500,000      United Technologies Corp., 6.7%, due 08/01/28                                         514,025
        50,000      U.S. Can Corp., Series B, 10.125%, due 10/15/06                                        50,375
        30,000      Viasystems, Inc., 9.75%, due 06/01/07                                                  26,550
       500,000      Warner-Lambert Co., 6%, due 01/15/08                                                  522,500
        50,000      Westpoint Stevens, Inc., 7.875%, due 06/15/08                                          50,750
        40,000      Wheeling-Pittsburgh Corp., 9.25%, due 11/15/07                                         36,800
        50,000      Williams Scottsman, Inc., 9.875%, due 06/01/07                                         50,000
                                                                                                    -------------

                    TOTAL BASIC INDUSTRIES (Cost: $6,190,385)                                           6,170,919
                                                                                                    -------------

* Restricted Security. (See Note 6)

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                            (U. S. FIXED INCOME)


                                                                October 31, 1998

   Principal
    Amount          CORPORATE FIXED INCOME SECURITIES                                                    Value
--------------      ---------------------------------                                               -------------
                    CONSUMER CYCLICALS (4.0%)
$    1,000,000      Airtouch Communications, Inc., 6.65%, due 05/01/08                              $   1,051,250
       300,000      Albertson's, Inc., 6.625%, due 06/01/28                                               292,875
        50,000      American Restaurant Group, Inc., (144A), 11.5%,
                       due 02/15/03                                                                        45,000  *
        25,000      Atlas Air, Inc., 10.75%, due 08/01/05                                                  25,000
     1,500,000      Campbell Soup Co., 4.75%, due 10/01/03                                              1,491,300
        10,000      Chancellor Media Corp., 8.125%, due 12/15/07                                            9,500
        75,000      Chancellor Media Corp., (144A), 9%, due 10/01/08                                       74,625  *
        50,000      CMS Energy Corp., 7.625%, due 11/15/04                                                 49,921
       150,000      Coca-Cola Enterprises, Inc., 6.375%, due 08/01/01                                     154,875
        70,000      Eagle-Picher Industries, Inc., 9.375%, due 03/01/08                                    61,600
       100,000      Federal-Mogul Corp., 7.875%, due 7/01/10                                               95,664
       200,000      Gap, Inc., 6.9%, due 09/15/07                                                         217,500
       150,000      General American Transportation, 6.75%, due 03/01/06                                  159,188
        45,000      Grand Casinos, Inc., 10.125%, due 12/01/03                                             47,700
        75,000      Hard Rock Hotel, Inc., 9.25%, due 04/01/05                                             72,750
       200,000      HMH Properties, Inc., 7.875%, due 08/01/08                                            193,000
        50,000      Jacor Communications, Inc., 8%, due 02/15/10                                           51,250
        90,000      May Department Stores Co., 9.75%, due 02/15/21                                        120,263
     1,000,000      McDonald's Corp., 6.375%, due 01/08/28                                                996,250
        50,000      Mrs. Fields Original, (144A), 10.125%, due 12/01/04                                    44,500  *
        60,000      Outdoor Communications, Inc., 9.25%, due 08/15/07                                      61,350
        10,000      Outdoor Systems, Inc., 8.875%, due 06/15/07                                            10,425
        50,000      Owens-Illinois, Inc., 7.15%, due 05/15/05                                              51,203
        75,000      Owens-Illinois, Inc., 7.85%, due 05/15/04                                              77,457
        80,000      Perkins Family Restaurants, L.P., Series B,
                      10.125%, due 12/15/07                                                                82,400
        50,000      Primedia, Inc., 7.625%, due 04/01/08                                                   48,750
        75,000      Regal Cinemas, Inc., (144A), 9.5%, due 06/01/08                                        74,250  *
        25,000      Signature Resorts, Inc., 9.25%, due 05/15/06                                           21,250
       100,000      Starwood Hotels & Resorts, Inc., 7.375%, due 11/15/15                                  85,701
        50,000      Station Casinos, Inc., 10.125%, due 03/15/06                                           49,750
        50,000      STC Broadcasting, Inc., Series B, 11%, due 03/15/07                                    51,000
       500,000      Time Warner Entertainment, Inc., 8.375%, due 03/15/23                                 585,000
        25,000      Von Hoffman Press, Inc., (144A), 10.375%, due 05/15/07                                 24,750  *
                                                                                                    -------------

                    TOTAL CONSUMER CYCLICALS (Cost: $6,497,714)                                         6,477,297
                                                                                                    -------------

* Restricted Security. (See Note 6)

See accompanying Notes to Financial Statements.

TCW GALILEO CORE FIXED INCOME FUND

----------------------------------

   Principal
    Amount          FIXED INCOME SECURITIES                                                             Value
--------------      -----------------------                                                         -------------
                    CONSUMER NON-CYCLICALS (0.7%)
$       50,000      Adelphia Communications Corp., 8.375%, due 02/01/08                             $      50,000
       100,000      Boyds Collection, Ltd., (144A), 9%, due 05/15/08                                       94,500  *
        25,000      Century Communications Corp., 8.75%, due 10/01/07                                      26,500
        75,000      Classic Cable, Inc., (144A), 9.875%, due 08/01/08                                      75,750  *
       350,000      CSC Holdings, Inc., 7.25%, due 07/15/08                                               341,303
        50,000      CSC Holdings, Inc., 7.625%, due 07/15/18                                               46,268
        25,000      CSC Holdings, Inc., Series B, 8.125%, due 08/15/09                                     25,765
        10,000      Dade International, Inc., Series B, 11.125%, due 05/01/06                              10,700
        75,000      Doskocil Manufacturing Company, Inc., 10.125%, due 09/15/07                            67,500
        75,000      Fred Meyer, Inc., 7.45%, due 03/01/08                                                  78,500
        45,000      Holmes Products Corp., Series B, 9.875%, due 11/15/07                                  39,600
        50,000      Home Interiors and Gifts, Inc., (144A), 10.125%, due 06/01/08                          46,500  *
        50,000      Prime Medical Services, Inc., 8.75%, due 04/01/08                                      45,500
       150,000      Revlon Consumer Products Corp., 8.125%, due 02/01/06                                  146,250
        40,000      Revlon Consumer Products Corp., 8.625%, due 02/01/08                                   36,600
                                                                                                    -------------
                    TOTAL CONSUMER NON-CYCLICALS (Cost: $1,171,342)                                     1,131,236
                                                                                                    -------------

                    FINANCIAL (5.0%)
       100,000      Ahmanson (H.F.) & Co., 8.25%, due 10/01/02                                            107,625
       550,000      American General Finance Corp., 6.25%, due 12/18/02                                   559,625
     1,000,000      Banc One Corp., 7.6%, due 05/01/07                                                  1,108,750
       500,000      Barclays Bank PLC, 5.875%, due 07/15/00                                               506,875
       150,000      Bear Stearns Companies, Inc., 6.75%, due 12/15/07                                     148,500
       150,000      CIT Group Holdings, Inc., 6.125%, due 12/15/00                                        151,875
       100,000      Citicorp Mortgage Securities, Inc., 6.375%, due 01/15/06                              101,375
       500,000      Comdisco, Inc., 6.5%, due 06/15/00                                                    511,250
       500,000      Finova Capital Corp., 6.25%, due 08/15/00                                             503,020
       200,000      Fleet Financial Group, Inc., 6.5%, due 03/15/08                                       207,250
       300,000      Fleet Mortgage Group, Inc., 6.5%, due 06/15/00                                        306,750
     1,000,000      Ford Motor Credit Corp., 6.55%, due 09/10/02                                        1,032,500
        50,000      Forest City Enterprises, Inc., 8.5%, due 03/15/08                                      49,000
     1,000,000      General Electric Capital Corp., 5.77%, due 08/27/01                                 1,018,750
       200,000      International Lease Finance Corp., 5.75%, due 01/15/03                                202,592
       500,000      Lehman Brothers, Inc., 6.125%, due 07/15/03                                           481,875
       100,000      NationsBank Corp., 7.5%, due 09/15/06                                                 110,125
        20,000      Nationwide Credit, Inc., (144A), 10.25%, due 01/15/08                                  18,400  *
     1,000,000      PNC Funding Corp., 6.5%, due 05/01/08                                               1,032,500
        60,000      Security Pacific Corp., 11.5%, due 11/15/00                                            67,575
                                                                                                    -------------

                    TOTAL FINANCIAL (Cost: $8,158,339)                                                  8,226,212
                                                                                                    -------------

* Restricted security. (See Note 6)

See accompanying Notes to Financial Statements

                                                         TCW GALILEO FUNDS, INC.
                                                            (U. S. FIXED INCOME)


                                                                October 31, 1998


   Principal
    Amount          CORPORATE FIXED INCOME SECURITIES                                                   Value
--------------      ---------------------------------                                               -------------
                    MISCELLANEOUS (2.8%)
$      400,000      Abbey National PLC (Yankee), 6.69%, due 10/17/05                                $     414,500
       750,000      Alabama Power Co., 5.375%, due 10/01/08                                               735,000
        25,000      Gulf Canada Resources, Ltd., 9.25%, due 01/15/04                                       25,213
       100,000      Laidlaw, Inc. (Yankee), 7.7%, due 08/15/02                                            104,750
     1,000,000      Manitoba Province (Yankee), 5.5%, due 10/01/08                                      1,003,750
       150,000      Manitoba Province (Yankee), 6.875%, due 09/15/02                                      159,938
     1,000,000      Ontario Province (Yankee), 5.5%, due 10/01/08                                       1,000,000
     1,000,000      Tennessee Valley Authority, 6.375%, due 06/15/05                                    1,065,000
       100,000      Trans-Canada Pipelines, Ltd. (Yankee), 7.06%, due 10/14/25                             99,750
                                                                                                    -------------

                    TOTAL MISCELLANEOUS (Cost: $4,606,730)                                              4,607,901
                                                                                                    -------------

                    UTILITIES (4.2%)
       500,000      Commonwealth Edison Corp., 6.95%, due 07/15/18                                        500,625
       200,000      Enron Corp., 6.4%, due 07/15/06                                                       203,000
       330,000      Enron Corp., 6.45%, due 11/15/01                                                      340,725
       200,000      Ensearch Corp., 6.375%, due 02/01/04                                                  209,000
       300,000      Ensearch Corp., 7.125%, due 06/15/05                                                  322,125
       200,000      GTE South, Inc., Series B, 7.25%, due 08/01/02                                        213,000
       500,000      MCI Worldcom, Inc., 6.125%, due 08/15/01                                              509,375
       700,000      National Rural Utilities, 5%, due 10/01/02                                            695,625
        75,000      Niagara Mohawk Power Corp., Series H, 0%, due 07/01/10                                 54,230
        75,000      Niagara Mohawk Power Corp., Series F, 7.625%, due 10/01/05                             76,847
       100,000      Northern Telecom Capital Corp., 7.4%, due 06/15/06                                    107,125
     1,000,000      PP&L Resources, Inc., 6.875%, due 02/01/03                                          1,073,750
       150,000      Sonat, Inc., 6.75%, due 10/01/07                                                      159,536
       200,000      Transcontinental Gas Pipelines, 6.25%, due 01/15/08                                   207,000
     1,000,000      Union Electric Co., 6.875%, due 08/01/04                                            1,096,250
       500,000      U.S. West Capital Funding, Inc., 6.125%, due 07/15/02                                 515,000
       500,000      Western Resources, Inc., 6.875%, due 08/01/04                                         543,750
                                                                                                    -------------
                    TOTAL UTILITIES (Cost: $6,703,192)                                                  6,826,963
                                                                                                    -------------
                    TOTAL CORPORATE FIXED INCOME SECURITIES
                      (COST: $33,327,702) (20.5%)                                                      33,440,528
                                                                                                    -------------

See accompanying Notes to Financial Statements

TCW GALILEO CORE FIXED INCOME FUND

-----------------------------------

   Principal
    Amount          FIXED INCOME SECURITIES                                                             Value
--------------      -----------------------                                                         -------------
                    ASSET BACKED SECURITIES (5.2%)
$      500,000      Case Equipment Loan Trust (98-B-A4), 5.92%, due 10/15/05                        $     505,705
     1,500,000      Citibank Credit Card Master Trust I (97-7-A), 6.35%,
                      due 08/15/02                                                                      1,533,135
       500,000      Contimortgage Home Equity Loan Trust (98-1-A3), 6.22%,
                      due 01/15/13                                                                        502,335
       250,000      Discover Credit Card Master Trust I (98-4-A), 5.75%, due 10/16/03                     255,010
       400,000      EQCC Home Equity Loan Trust (98-1-A2F), 6.14%, due 04/15/09                           401,468
     1,000,000      Ford Credit Auto Loan Master Trust (95-1-A), 6.5%, due 08/15/02                     1,022,910
     1,500,000      MBNA Master Credit Card Trust (95-F-A), 6.6%, due 01/15/03                          1,542,645
     1,000,000      Premier Auto Trust (97-2-A5), 6.32%, due 03/06/02                                   1,036,560
       300,000      Southern Pacific Secured Assets Corporation (97-3-A4), 6.66%,
                      due 06/25/24                                                                        305,598
       300,000      The Money Store Home Equity Trust (97-C-AF3), 6.307%, due 08/15/12                    307,347
     1,000,000      Toyota Auto Lease Trust (98-B-A2), 5.45%, due 03/25/03                              1,006,820
                                                                                                    -------------
                    TOTAL ASSET BACKED SECURITIES (Cost: $8,350,505)                                    8,419,533
                                                                                                    -------------

                    COLLATERALIZED MORTGAGE OBLIGATIONS -
                      FIXED RATE (33.2%)
       400,000      Bear Stearns Mortgage Securities, Inc. (97-2-A2), 6.5%, due 04/28/24                  401,000
       122,455      Bear Stearns Mortgage Securities, Inc. (97-2-A5), 6.875%, due 01/28/24                124,674
     1,400,000      Chase Mortgage Finance Corp. (98-S4-A15), 6.75%, due 08/25/28                       1,394,750
       907,337      Citicorp Mortgage Securities, Inc. (98-5-A1), 6.75%, due 03/25/25                     947,051
     3,500,000      CMC Securities Corporation IV (97-NAM3-A4), 7.25%, due 10/25/27                     3,570,315
       665,000      Countrywide Home Loans (97-8-A1), 6.75%, due 01/25/28, (PAC)                          683,500
     3,444,546      Countrywide Home Loans (97-1-A6), 7.5%, due 03/25/27                                3,451,848
     1,000,000      Federal Home Loan Mortgage Corp. (2061-TA), 5.25%, due 10/15/27, (PAC)                940,470
     1,000,000      Federal Home Loan Mortgage Corp. (1648-LA), 6%, due 05/15/23                          933,880
     2,000,000      Federal Home Loan Mortgage Corp. (2082-PE), 6%, due 11/15/23, (PAC)                 1,994,760
     1,000,000      Federal Home Loan Mortgage Corp. (2043-CH), 6%, due 08/15/26, (PAC)                 1,057,030
     1,372,843      Federal Home Loan Mortgage Corp. (1589-Z), 6.25%, due 09/15/23                      1,329,942
     1,000,000      Federal Home Loan Mortgage Corp. (2081-PC), 6.25%, due 10/15/26, (PAC)                970,180
       500,000      Federal Home Loan Mortgage Corp. (2063-PV), 6.25%, due 10/15/26, (PAC)                537,475
     2,000,000      Federal Home Loan Mortgage Corp. (2075-PK), 6.25%, due 08/15/27, (PAC)              2,000,960
       781,000      Federal Home Loan Mortgage Corp. (1588-QD), 6.5%, due 09/15/23, (PAC)                 772,307
     1,000,000      Federal Home Loan Mortgage Corp. (2018-H), 6.5%, due 01/15/28, (PAC)                1,049,570
     2,296,896      Federal Home Loan Mortgage Corp. (2082-ED), 6.5%, due 08/15/28, (TAC)               2,237,774
     2,182,330      Federal Home Loan Mortgage Corp. (1974-ZB), 7%, due 05/15/15                        2,313,378
     2,227,721      Federal Home Loan Mortgage Corp. (1468-ZA), 7%, due 02/15/22, (PAC)                 2,522,627
       341,188      Federal Home Loan Mortgage Corp. (1578-O), 7%, due 09/15/23, (PAC)                    347,247
       450,000      Federal Home Loan Mortgage Corp. (1944-GB), 7.5%, due 04/17/24                        464,297
       368,428      Federal Home Loan Mortgage Corp. (2007-D), 7.5%, due 05/15/26                         367,809
       250,160      Federal Home Loan Mortgage Corp. - Government National Mortgage
                      Association (41-K), 8%, due 04/25/24                                                253,968

PAC - Planned Amortization Class.
TAC - Target Amortization Class.
See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                            (U. S. FIXED INCOME)


                                                                October 31, 1998

   Principal
    Amount          FIXED INCOME SECURITIES                                                             Value
--------------      -----------------------                                                         -------------
                    COLLATERALIZED MORTGAGE OBLIGATIONS-
                      FIXED RATE (CONTINUED)
$    1,000,000      Federal National Mortgage Association (95-22-J), 6.5%, due 04/25/23             $     998,030
       545,681      Federal National Mortgage Association (G93-40-ZC), 6.5%, due 12/25/23                 547,635
       928,228      Federal National Mortgage Association (94-2-N), 6.5%, due 01/25/24, (TAC)             948,723
     1,000,000      Federal National Mortgage Association (92-181-PL), 7%, due 10/25/21, (PAC)          1,089,650
     1,480,125      Financial Asset Securitization, Inc. (97-NAM1-A4), 7.75%, due 05/25/27              1,518,446
     3,894,667      GE Capital Mortgage Services, Inc. (95-11-A6), 7.5%, due 12/25/25                   3,964,460
     2,500,000      Government National Mortgage Association (98-14-PG), 6.375%,
                      due 11/20/26, (PAC)                                                               2,500,250
       250,000      Green Tree Financial Corp. (98-4-A3), 5.98%, due 08/01/08                             250,795
       992,181      Headlands Mortgage Securities, Inc. (97-5-AI5), 7.25%, due 11/25/27                 1,006,409
       698,227      Norwest Asset Securities Corp. (97-15-A1), 6.75%, due 10/25/12                        731,371
       987,808      Norwest Asset Securities Corp. (97-8-A4), 7.5%, due 06/25/27                        1,009,994
     3,410,747      PNC Mortgage Securities Corp. (96-1-A5), 7.5%, due 06/25/26                         3,498,948
     2,777,305      Prudential Home Mortgage Securities (93-50-A11), 8.75%, due 11/25/23                2,586,365
       400,000      Residential Funding Mortgage Securities I (98-S8-A3), 6.5%, due 04/25/28              386,352
     1,000,000      Residential Funding Mortgage Securities I (97-S12-A10), 6.7%,
                      due 08/25/27, (PAC)                                                                 992,660
       350,000      Residential Funding Mortgage Securities I (97-S20-A7), 7%, due 12/25/27               357,711
       600,000      Residential Funding Mortgage Securities I (97-S5-A2), 7.5%, due 04/25/27              626,010
       492,633      Residential Funding Mortgage Securities I (97-S5-A5), 7.5%, due 04/25/27              502,973
                                                                                                    -------------
                    TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                      - FIXED RATE (Cost: $53,470,380)                                                 54,183,594
                                                                                                    -------------

                    U.S. GOVERNMENT AGENCY OBLIGATIONS -
                      FIXED RATE PASS-THROUGH SECURITIES (1.7%)
       271,619      Federal Home Loan Mortgage Corp., Pool #C00581, 7%, due 02/01/28                      276,967
       487,242      Federal National Mortgage Association, Pool #405532, 6.5%,   due 11/01/17             492,573
     1,967,864      Government National Mortgage Association, Pool #446728, 6.5%, due 09/15/28          1,989,392
                                                                                                    -------------
                    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS-
                      FIXED RATE PASS-THROUGH SECURITIES (Cost: $2,720,036)                             2,758,932
                                                                                                    -------------

                    U.S. GOVERNMENT AGENCY OBLIGATIONS (6.9%)
     5,275,000      Federal Home Loan Mortgage Corp., 7.1%, due 04/10/07                                5,929,364
     3,525,000      Federal National Mortgage Association, 5.86%, due 08/20/03                          3,602,550
       555,000      Federal National Mortgage Association, 6.3%, due 09/25/02                             571,728
       400,000      Federal National Mortgage Association, 6.4%, due 10/24/02                             413,608
       600,000      Federal National Mortgage Association, 6.48%, due 06/28/04                            645,366
                                                                                                    -------------
                    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                      (Cost: $10,950,092)                                                              11,162,616
                                                                                                    -------------


PAC - Planned Amortization Class.
TAC - Target Amortization Class.

See accompanying Notes to Financial Statements.

TCW GALILEO CORE FIXED INCOME FUND

-----------------------------------

  Principal
    Amount          FIXED INCOME SECURITIES                                                             Value
--------------      -----------------------                                                         -------------
                    U.S. TREASURY OBLIGATIONS (9.6%)
$        2,294,353  U.S. Treasury Inflation Index Notes, 3.375%, due 01/15/07                       $   2,257,047
         2,950,000  United States Treasury Bonds, 7.5%, due 11/15/24                                    3,823,672
         2,680,000  United States Treasury Bonds, 12%, due 08/15/13                                     4,134,784
         1,650,000  United States Treasury Notes, 5.875%, due 07/31/99                                  1,666,764
         1,200,000  United States Treasury Notes, 6.5%, due 10/15/06                                    1,346,196
         2,000,000  United States Treasury Notes, 7.5%, due 11/15/16                                    2,492,260
                                                                                                    -------------
                    TOTAL U.S. TREASURY OBLIGATIONS (Cost: $15,549,054)                                15,720,723
                                                                                                    -------------

                    FOREIGN GOVERNMENT SECURITIES (4.3%)
CAD        660,000  Canada - Canadian Government, 8.75%, due 12/01/05                                     522,016
DKK      1,890,000  Denmark - Kingdom of Denmark, 7%, due 12/15/04                                        341,508
FRF      8,000,000  France - France O.A.T., 5.25%, due 04/25/08                                         1,554,043
DEM        810,000  Germany - Bundesrepublik Deutschland, 5.625%, due 01/04/28                            520,728
DEM      3,070,000  Germany - Truehandanstalt, 6.625%, due 07/09/03                                     2,082,288
ITL  1,000,000,000  Italy - Republic of Italy BTP, 6.25%, due 03/01/02                                    656,738
ESP     59,500,000  Spain - Spanish Government Treasury, 5.25%, due 01/31/03                              447,631
SEK      1,400,000  Sweden - Swedish Government, 5.5%, due 04/12/02                                       187,692
GBP        590,000  United Kingdom - United Kingdom Treasury, 0%, due 06/07/04                            748,371
                                                                                                    -------------

                    TOTAL FOREIGN GOVERNMENT SECURITIES (Cost: $7,210,462)                              7,061,015
                                                                                                    -------------

                    TOTAL FIXED INCOME SECURITIES (COST: $131,578,231) (81.4%)                        132,746,941
                                                                                                    -------------

                    SHORT-TERM INVESTMENTS (12.4%)
$       18,778,597  Bank of New York Depository Reserve, 4%, due 11/02/98                              18,778,597
         1,236,219  Foreign Currency Call Accounts                                                      1,365,983
                                                                                                    -------------

                    TOTAL SHORT-TERM INVESTMENTS (COST: $20,014,816)                                   20,144,580
                                                                                                    -------------

                    TOTAL INVESTMENTS (COST: $151,593,047) (93.8%)                                    152,891,521

                    EXCESS OF OTHER ASSETS OVER LIABILITIES (6.2%)                                     10,104,876
                                                                                                    -------------

                    NET ASSETS (100%)                                                               $ 162,996,397
                                                                                                    =============

CAD - Canadian Dollar.     ITL - Italian Lira
DKK - Danish Krona.        ESP - Spanish Peseta.
FRF - French Franc.        SEK - Swedish Krone.
DEM - Deutsche Mark.       GBP - British Pound.

See accompanying Notes to Financial Statement.

                                                    TCW GALILEO CORE FUNDS, INC.
                                                             (U.S. FIXED INCOME)


TCW GALILEO HIGH YIELD BOND FUND

                                                                October 31, 1998

SCHEDULE OF INVESTMENTS
-----------------------

  Principal
   Amount         CORPORATE FIXED INCOME SECURITIES                                                   Value
------------      ---------------------------------                                               -------------
                  BASIC MATERIALS (12.0% OF NET ASSETS)
                  CHEMICALS (2.8%)
$    820,000      Borden Chemical and Plastics, L.P., 9.5%, due 05/01/05                          $     582,200
     725,000      Foamex L.P., 9.875%, due 06/15/07                                                     819,250
     525,000      GEO Specialty Chemicals, (144A), 10.125%, due 08/01/08                                488,250  *
   1,050,000      ISP Holdings, Inc., 9%, due 10/15/03                                                1,081,500
     250,000      Polymer Group, Inc., 8.75%, due 03/01/08                                              231,250
   1,450,000      Texas Petrochemical Corp., 11.125%, due 07/01/06                                    1,348,500
                                                                                                  -------------
                    Total Chemicals                                                                   4,550,950
                                                                                                  -------------

                  ENERGY (1.1%)
   1,250,000      Forman Petroleum Corp., 13.5%, due 06/01/04                                           937,500
   1,075,000      Magnum Hunter Resources, Inc., 10%, due 06/01/07                                      870,750
                                                                                                  -------------
                    Total Energy                                                                      1,808,250
                                                                                                  -------------

                  FOREST PRODUCTS & PAPER (3.4%)
     850,000      Buckeye Technologies, Inc., 8%, due 10/15/10                                          807,500
   1,450,000      Riverwood International Corp., 10.625%, due 08/01/07                                1,352,125
     750,000      Specialty Retail Group, Inc., 9.375%, due 10/15/06                                    723,750
   1,550,000      Stone Container Corp., 12.25%, due 04/01/02                                         1,449,250
   1,330,000      Tembec Finance Corp., 9.875%, due 09/30/05                                          1,336,650
                                                                                                  -------------
                    Total Forest Products & Paper                                                     5,669,275
                                                                                                  -------------

                  METALS & MINING (4.7%)
     925,000      AK Steel Corp., 9.125%, due 12/15/06                                                  962,000
   1,250,000      Geneva Steel Co., 11.125%, due 03/15/01                                               400,000
     500,000      International Wire Group, 11.75%, due 06/01/05                                        505,000
   1,925,000      Kaiser Aluminum & Chemical Corp., 10.875%, due 10/15/06                             1,828,750
     325,000      Metal Management, Inc., (144A), 10%, due 05/15/08                                     188,500  *
     525,000      P & L Coal Holdings Corp., (144A), 8.875%, due 05/15/08                               530,250  *
   1,550,000      Ryerson Tull, Inc., 9.125%, due 07/15/06                                            1,765,698
     725,000      WCI Steel, Inc., 10%, due 12/01/04                                                    681,500
   1,075,000      Wheeling-Pittsburgh Corp., 9.25%, due 11/15/07                                        989,000
                                                                                                  -------------
                    Total Metals & Mining                                                             7,850,698
                                                                                                  -------------

                  TOTAL BASIC MATERIALS (Cost: $22,544,496)                                          19,879,173
                                                                                                  -------------


* Restricted Security. (See Note 6)

See accompanying Notes to Financial Statements.

TCW GALILEO HIGH YEILD BOND FUND

----------------------------------

  Principal
    Amount          CORPORATE FIXED INCOME SECURITIES                                                    Value
----------------    ---------------------------------                                                    -----
                    CONSUMER CYCLICALS (23.4%)
                    AUTO PARTS (3.2%)
$    1,250,000      Blue Bird Body Co., Series B, 10.75%, due 11/15/06                              $   1,237,500
       450,000      Eagle-Picher Industries, Inc., 9.375%, due 03/01/08                                   396,000
     1,075,000      Federal Mogul Corp., 7.875%, due 07/01/10                                           1,028,388
       500,000      Hayes Wheels International, Inc., 9.125%, due 07/15/07                                505,000
     1,175,000      Hayes Wheels International, Inc., 9.125%, due 07/15/07                              1,186,750
       800,000      Hayes Wheels International, Inc., 11%, due 07/15/06                                   865,000
                                                                                                    -------------
                      Total Auto Parts                                                                  5,218,638
                                                                                                    -------------

                    ENTERTAINMENT & LEISURE (0.9%)
       650,000      Cinemark, USA Inc., 9.625%, due 08/01/08                                              663,000
       900,000      Regal Cinemas, Inc., (144A), 9.5%, due 06/01/08                                       891,000  *
                                                                                                    -------------
                      Total Entertainment & Leisure                                                     1,554,000
                                                                                                    -------------

                    GAMING (2.1%)
       600,000      Boyd Gaming Corp., 9.25%, due 10/01/03                                                607,500
       200,000      CMS Energy Corp., 7.625%, due 11/15/04                                                199,682
       725,000      Grand Casinos, Inc., 10.125%, due 12/01/03                                            768,500
     1,175,000      Hard Rock Hotel, Inc., 9.25%, due 04/01/05                                          1,139,750
       775,000      Hollywood Park, Inc., 9.5%, due 08/01/07                                              720,750
       125,000      Station Casinos, Inc., 10.125%, due 03/15/06                                          124,375
                                                                                                    -------------
                      Total Gaming                                                                      3,560,557
                                                                                                    -------------

                    LODGING (2.5%)
     2,600,000      HMH Properties, Inc., 7.875%, due 08/01/08                                          2,509,000
     1,550,000      ITT Corp., 7.375%, due 11/15/15                                                     1,328,365
       300,000      Signature Resorts, Inc., 9.25%, due 05/15/06                                          255,000
                                                                                                    -------------
                      Total Lodging                                                                     4,092,365
                                                                                                    -------------

                    MEDIA (6.1%)
     1,500,000      Adams Outdoor Advertising, L.P., 10.75%, due 03/15/06                               1,582,500
       175,000      Chancellor Media Corp., 8.125%, due 12/15/07                                          166,250
       700,000      Chancellor Media Corp., (144A), 9%, due 10/01/08                                      696,500  *
       810,000      Chancellor Media Corp., 9.375%, due 10/01/04                                          814,050
       325,000      Jacor Communications, Inc., 8%, due 02/15/10                                          333,125
       650,000      Jacor Communications, Inc., 9.75%, due 12/15/06                                       705,250
     1,195,000      Outdoor Communications, Inc., 9.25%, due 08/15/07                                   1,221,887
       450,000      Outdoor Systems, Inc., 8.875%, due 06/15/07                                           469,125
     1,550,000      Outdoor Systems, Inc., 9.375%, due 10/15/06                                         1,643,000
     2,400,000      STC Broadcasting, Inc., Series B, 11%, due 03/15/07                                 2,448,000
                                                                                                    -------------
                      Total Media                                                                      10,079,687
                                                                                                    -------------

*    Restricted security. (See Note 6)
See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                            (U. S. FIXED INCOME)


                                                                October 31, 1998

   Principal
    Amount          CORPORATE FIXED INCOME SECURITIES                                                   Value
---------------     ---------------------------------                                                   -----
                    PUBLISHING (1.8%)
$    1,000,000      American Media Operations, 11.625%, due 11/15/04                                $   1,020,000
       750,000      Garden State Newspapers Co., Series B, 8.75%, due 10/01/09                            720,000
       100,000      Hollinger International Publishing, 8.625%, due 03/15/05                              104,500
       350,000      Primedia, Inc., 7.625%, due 04/01/08                                                  341,250
       825,000      Von Hoffman Press, Inc., (144A), 10.375%, due 05/15/07                                816,750  *
                                                                                                    -------------
                      Total Publishing                                                                  3,002,500
                                                                                                    -------------

                    RESTAURANTS (0.8%)
       750,000      American Restaurant Group, Inc., (144A), 11.5%, due 02/15/03                          675,000  *
       675,000      Foodmaker, 1993A Corp., Series B, 9.75%, due 11/01/03                                 695,250
                                                                                                    -------------
                      Total Restaurants                                                                 1,370,250
                                                                                                    -------------

                    RETAILERS (4.5%)
     2,000,000      County Seat Stores, Inc., (144A), 12.75%, due 11/01/04                              1,760,000  *
     1,318,000      Guitar Center Management, Inc., 11%, due 07/01/06                                   1,331,180
     2,075,000      Michael's Stores, Inc., 10.875%, due 06/15/06                                       2,095,750
       426,000      Mrs. Field's Original, (144A), 10.125%, due 12/01/04                                  379,140  *
       500,000      Specialty Retailers, Inc., 8.5%, due 07/15/05                                         460,000
     1,475,000      Zale Corp., 8.5%, due 10/01/07                                                      1,430,750
                                                                                                    -------------
                      Total Retailers                                                                   7,456,820
                                                                                                    -------------

                    TRANSPORTATION (1.5%)
       450,000      Atlas Air, Inc., 10.75%, due 08/01/05                                                 450,000
       810,000      International Shipholding Corp., 9%, due 07/01/03                                     805,950
       255,000      Moran Transportation Company, Inc., 11.75%, due 07/15/04                              267,750
       900,000      Navistar International Corp., Series B, 8%, due 02/01/08                              877,500
                                                                                                    -------------
                      Total Transportation                                                              2,401,200
                                                                                                    -------------
                    TOTAL CONSUMER CYCLICALS (Cost: $39,814,927)                                       38,736,017
                                                                                                    -------------

                    CONSUMER NON-CYCLICALS (16.1%)
                    CABLE (6.8%)
     1,000,000      Adelphia Communications Corp., 8.375%, due 02/01/08                                 1,000,000
       800,000      Adelphia Communications Corp., 9.25%, due 10/01/02                                    826,000
       350,000      Century Communications Corp., 9.5%, due 03/01/05                                      377,125
       950,000      Classic Cable Inc., (144A), 9.875%, due 08/01/08                                      959,500  *
       500,000      Comcast Corp., 9.125%, due 10/15/06                                                   523,750
       400,000      Comcast Corp., 9.375%, due 05/15/05                                                   424,000
     2,500,000      CSC Holdings, Inc., 7.25%, due 07/15/08                                             2,437,875
       700,000      CSC Holdings, Inc., 7.625%, due 07/15/08                                              647,752
       325,000      CSC Holdings, Inc., Series B, 8.125%, due 08/15/09                                    334,945
     1,175,000      CSC Holdings, Inc., 9.875%, due 05/15/06                                            1,269,000

*    Restricted security. (See Note 6)
See accompanying Notes to Financial Statements.

TCW GALILEO HIGH YEILD BOND FUND

----------------------------------

  Principal
    Amount          CORPORATE FIXED INCOME SECURITIES                                                    Value
----------------    ---------------------------------                                                    -----
                    CABLE (CONTINUED)
$      975,000      Jones Intercable, Inc., 8.875%, due 04/01/07                                    $   1,014,000
       600,000      Rogers Cablesystems of America, Inc., Series B, 10%, due 03/15/05                     651,000
       750,000      Rogers Communications, Inc., 8.875%, due 07/15/07                                     731,250
                                                                                                    -------------
                      Total Cable                                                                      11,196,197
                                                                                                    -------------

                    FOOD & DRUG RETAILERS (1.6%)
     1,700,000      Fred Meyer, Inc., 7.45%, due 03/01/08                                               1,779,339
       565,000      Jitney Jungle Stores, Inc., 10.375%, due 09/15/07                                     536,750
       325,000      Jitney Jungle Stores, Inc., 12%, due 03/01/06                                         351,000
                                                                                                    -------------
                      Total Food & Drug Retailers                                                       2,667,089
                                                                                                    -------------

                    HEALTH & HOSPITAL MANAGEMENT (3.6%)
       775,000      Dade International, Inc., Series B, 11.125%, due 05/01/06                             829,250
     2,325,000      Integrated Health Services, Inc., 9.5%, due 09/15/07                                2,162,250
     1,075,000      Prime Medical Services, Inc., 8.75%, due 04/01/08                                     978,250
     2,000,000      Tenet Healthcare Corp., 8.625%, due 01/15/07                                        2,070,000
                                                                                                    -------------
                      Total Health & Hospital Management                                                6,039,750
                                                                                                    -------------

                    OTHER CONSUMER NON-CYCLICALS (4.1%)
       925,000      Boyds Collection, Ltd., (144A), 9%, due 05/15/08                                      874,125  *
       745,000      Cott Corp., 9.375%, due 07/01/05                                                      700,300
       225,000      Doskocil Manufacturing Company, Inc., 10.125%, due 09/15/07                           202,500
       775,000      Holmes Products Corp., 9.875%, due 11/15/07                                           682,000
     1,000,000      Home Interiors and Gifts, Inc., (144A), 10.125%, due 06/01/08                         930,000  *
     2,225,000      International Home Foods, Inc., 10.375%, due 11/01/06                               2,347,375
       700,000      Revlon Consumer Products Corp., 8.125%, due 02/01/06                                  682,500
       425,000      Revlon Consumer Products Corp., 8.625%, due 02/01/08                                  388,875
                                                                                                    -------------
                      Total Other Consumer Non-Cyclicals                                                6,807,675
                                                                                                    -------------
                    TOTAL CONSUMER NON-CYCLICALS (Cost: $27,284,699)                                   26,710,711
                                                                                                    -------------

                    CREDIT SENSITIVE (8.3%)
                    FINANCIAL SERVICES (4.1%)
       125,000      Chevy Chase Savings Bank, 9.25%, due 12/01/05                                         120,000
       625,000      Chevy Chase Savings Bank, 9.25%, due 12/01/08                                         600,000
     1,500,000      Forest City Enterprises, Inc., 8.5%, due 03/15/08                                   1,470,000
     4,300,000      GS Escrow Corp., (144A), 7.125%, due 08/01/05                                       4,292,303  *
       375,000      Nationwide Credit, Inc., (144A), 10.25%, due 01/15/08                                 345,000  *
                                                                                                    -------------
                      Total Financial Services                                                          6,827,303
                                                                                                    -------------

*    Restricted security. (See Note 6)
See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                              (U.S.Fixed Income)


                                                                 October 31,1998

    Principal
     Amount         COROPORATE FIXED INCOME SECURITIES                                                 Value
--------------      ----------------------------------                                              ------------
                    UTILITIES (4.2%)
$    1,850,000      California Energy Company, Inc., 9.5%, due 09/15/06                             $   1,998,000
       725,000      Niagara Mohawk Power Corp., Series H, 0%, due 07/01/10                                524,218
       650,000      Niagara Mohawk Power Corp., Series F, 7.625%, due 10/01/05                            666,009
     1,000,000      Niagara Mohawk Power Corp., 7.75%, due 10/01/08                                     1,051,770
     2,444,985      Panda Funding Corp., 11.625%, due 08/20/12                                          2,665,034
                                                                                                    -------------
                      Total Utilities                                                                   6,905,031
                                                                                                    -------------
                    TOTAL CREDIT SENSITIVE (Cost: $13,610,220)                                         13,732,334
                                                                                                    -------------

                    INDUSTRIALS (33.4%)
                    BUILDING MATERIALS & CONSTRUCTION (2.5%)
     1,550,000      American Standard Companies, Inc., 7.375%, due 02/01/08                             1,536,437
     1,050,000      Atrium Companies, Inc., 10.5%, due 11/15/06                                         1,060,500
       150,000      Buildings Materials Corporation of America, 8.625%, due 12/15/06                      150,000
       450,000      MDC Holdings, Inc., 8.375%, due 02/01/08                                              428,625
     1,025,000      Standard Pacific Corp., 8%, due 02/15/08                                              963,500
                                                                                                    -------------
                      Total Building Materials & Construction                                           4,139,062
                                                                                                    -------------

                    BUSINESS SERVICES & DISTRIBUTION (4.6%)
       475,000      American Business Information, Inc., (144A), 9.5%, due 06/15/08                       384,750  *
     1,002,000      American Pad & Paper Co., 13%, due 11/15/05                                           475,950
       100,000      Anthony Crane Rentals, L.P., (144A), 10.375%, due 08/01/08                             92,000  *
       975,000      Coinmach Laundry Corp., 11.75%, due 11/15/05                                        1,006,688
     1,925,000      Iron Mountain, Inc., 10.125%, due 10/01/06                                          2,021,250
       300,000      Les, Inc., (144A), 9.25%, due 06/01/08                                                300,000  *
     1,265,000      Mid-American Waste Systems, Inc., 12.25%, due 02/15/03                                253,000  **
       200,000      Pierce Leahy Corp., (144A), 8.125%, due 05/15/08                                      192,500  *
     1,400,000      Rental Service Corp., 9%, due 05/15/08                                              1,316,000
     1,650,000      Williams Scotsman, Inc., 9.875%, due 06/01/07                                       1,650,000
                                                                                                    -------------
                      Total Business Services & Distribution                                            7,692,138
                                                                                                    -------------

*    Restricted security. (See Note 6)
**   Non-income producing.

See accompanying Notes to Financial Statements.

TCW GALILEO HIGH YIELD BOND FUND

-----------------------------------

    Principal
     Amount         CORPORATE FIXED INCOME SECURITIES                                                     Value
--------------      ---------------------------------                                               ------------
                    COMMUNICATION SERVICES (8.8%)
$    1,000,000      Caprock Communications Corp., (144A), 12%, due 07/15/08                         $     850,000  *
       850,000      Intermedia Communications, Inc., 8.5%, due 01/15/08                                   803,250
     1,375,000      Intermedia Communications, Inc., Series B, 8.875%, due 11/01/07                     1,320,000
     2,475,000      Level 3 Communications, Inc., 9.125%, due 05/01/08                                  2,332,688
     1,550,000      Mastec, Inc., 7.75%, due 02/01/08                                                   1,395,000
     2,000,000      Mobile Telecommunications Technologies Corp., 13.5%, due 12/15/02                   2,180,000
     2,400,000      Nextlink Communications, 9.625%, due 10/01/07                                       2,232,000
       350,000      Paging Network, Inc., 10.125%, due 08/01/07                                           344,750
       625,000      Quest Communications Corp., 0%, due 10/15/07                                          481,250
     1,000,000      RCN Corp., 10%, due 10/15/07                                                          880,000
       200,000      Rogers Cantel, Inc., 9.375%, due 06/01/08                                             195,000
     1,575,000      Verio, Inc., 10.375%, due 04/01/05                                                  1,496,250
                                                                                                    -------------
                      Total Communication Services                                                     14,510,188
                                                                                                    -------------

                    CONTAINERS & PACKAGING (6.7%)
     1,500,000      Ball Corp., (144A), 7.75%, due 08/01/06                                             1,556,250  *
       550,000      Ball Corp., (144A), 8.25%, due 08/01/08                                               570,625  *
       550,000      Bway Corp., 10.25%, due 04/15/07                                                      569,250
     1,150,000      Consumers International, 10.25%, due 04/01/05                                       1,161,500
       550,000      Huntsman Packaging Corp., 9.125%, due 10/01/07                                        514,250
       200,000      Owens-Illinois, Inc., 7.15%, due 05/15/05                                             204,810
       650,000      Owens-Illinois, Inc., 7.85%, due 05/15/04                                             671,294
       500,000      Owens-Illinois, Inc., 8.1%, due 05/15/07                                              516,595
       900,000      Paperboard Industries International, Inc., 8.375%, due 09/15/07                       819,000
     1,000,000      Plastic Containers, Inc., Series B, 10%, due 12/15/06                                 980,000
       800,000      Stone Container Corp., 10.75%, due 10/01/02                                           804,000
     2,360,000      Sweetheart Cup Corp., 9.625%, due 09/01/00                                          2,100,400
       725,000      U.S. Can Corp., Series B, 10.125%, due 10/15/06                                       730,438
                                                                                                    -------------
                      Total Containers & Packaging                                                     11,198,412
                                                                                                    -------------

*  Restricted security. (See Note 6)

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                             (U.S. Fixed Income)


                                                                October 31, 1998

    Principal
     Amount         CORPORATE FIXED INCOME SECURITIES                                                     Value
--------------      ---------------------------------                                               -------------
                    MISCELLANEOUS MANUFACTURING (10.8%)
$      825,000      AGCO Corp., 8.5%, due 03/15/06                                                  $     775,500
     1,050,000      Ametek, Inc., 7.2%, due 07/15/08                                                    1,063,356
     1,150,000      BE Aerospace, Inc., (144A), 8%, due 03/01/08                                        1,081,000  *
       500,000      BE Aerospace Inc., 9.5%, due 11/01/08                                                 510,000
     2,570,000      Communications and Power Industries, Inc., Series B, 12%, due 08/01/05              2,704,925
     1,100,000      GSI Group, Inc., 10.25%, due 11/01/07                                                 770,000
     1,500,000      Jordan Industries, Inc., 0%, due 04/01/09                                             945,000
       250,000      Jordan Telecommunications Products, Inc., 0%, due 08/01/07                            175,000
     2,000,000      Jordan Telecommunications Products, Inc., 9.875%, due 08/01/07                      1,800,000
       375,000      Morris Materials Handling, Inc., 9.5%, due 04/01/08                                   255,000
       150,000      Neenah Corp., Series B, 11.125%, due 05/01/07                                         153,000
     1,350,000      Packaged Ice, Inc., 9.75%, due 02/01/05                                             1,255,500
     3,000,000      Protection One Alarm Monitoring, Inc., (144A), 7.375%, due 08/15/05                 3,009,720  *
       550,000      Telecommunications Techniques Co., (144A), 9.75%, due 05/15/08                        456,500  *
       600,000      Viasystems, Inc., 9.75%, due 06/01/07                                                 531,000
       575,000      Wavetek Corp., 10.125%, due 06/15/07                                                  523,250
       975,000      Westpoint Stevens, Inc., 7.875%, due 06/15/08                                         989,625
       900,000      Wyman-Gordon Co., 8%, due 12/15/07                                                    922,500
                                                                                                    -------------
                      Total Miscellaneous Manufacturing                                                17,920,876
                                                                                                    -------------
                    TOTAL INDUSTRIALS (Cost: $59,772,192)                                              55,460,676
                                                                                                    -------------

                    MISCELLANEOUS (COST: $102,000) (0.1%)
       100,000      Gulf Canada Resources, Ltd., 9.25%, due 01/15/04                                      102,000
                                                                                                    -------------
                    TOTAL CORPORATE FIXED INCOME SECURITIES
                    (COST: $163,128,534) (93.3%)                                                      154,620,911
                                                                                                    -------------

     Number of
     Rights or
     Warrants       EQUITY SECURITIES
---------------     -----------------
         6,969      Fitzgerald Gaming Corp., Warrants, expire 12/19/98                                     13,938  **
         1,250      Forman Petroleum Corp., Warrants, expire 06/01/04                                          13  **
         2,920      Terex Corp., Stock Appreciation Rights, expire 05/15/02                                40,880  **
                                                                                                    -------------
                    TOTAL EQUITY SECURITIES (COST: $31,492) (0.0%)                                         54,831
                                                                                                    -------------
    Principal
     Amount         SHORT-TERM INVESTMENT (COST: $12,007,438) (7.3%)
-------------       ------------------------------------------------
$   12,007,438      Bank of New York Depository Reserve, 4%, due 11/02/98                              12,007,438
                                                                                                    -------------

                    TOTAL INVESTMENTS (COST: $175,167,464) (100.6%)                                   166,683,180

                    LIABILITIES IN EXCESS OF OTHER ASSETS (-0.6%)                                        (981,592)
                                                                                                    -------------

                    NET ASSETS (100%)                                                               $ 165,701,588
                                                                                                    =============

*  Restricted security. (See Note 6)
** Non-income producing.

See accompanying Notes to Financial Statements.

TCW GALILEO MORTGAGE BACKED SECURITIES FUND

SCHEDULE OF INVESTMENTS
-----------------------

  Principal
    Amount          FIXED INCOME SECURITIES                                                              Value
--------------      -----------------------                                                           ----------
                    COLLATERALIZED MORTGAGE OBLIGATIONS -
                      FIXED RATE (26.1% OF NET ASSETS)
$    1,500,000      Federal Home Loan Mortgage Corp. (2057-HJ), 7%, due 05/15/28, (I/O)(PAC)        $     606,390
       902,486      Federal Home Loan Mortgage Corp. (1899-D), 7.25%, due 09/15/23, (TAC)                 915,951
     2,576,459      Federal Home Loan Mortgage Corp. (2021-AD), 7.5%, due 08/15/24                      2,590,733
     2,655,645      Federal Home Loan Mortgage Corp. (2032-AU), 7.5%, due 02/15/27                      2,674,978
     2,000,000      Federal National Mortgage Association (G93-8-PH), 6.85%, due 01/25/21, (PAC)        2,074,960
     1,277,035      General Electric Capital Mortgage Services, Inc. (97-9-2A7), 7%, due 10/25/27       1,275,707
     1,228,304      Salomon Brothers Mortgage Securities VII (96-2-A1), 7.5%, due 05/25/26              1,248,202
       780,388      Sears Mortgage Securities (88-A-A2), 0.796%, due 05/25/18, (I/O)                        7,960
                                                                                                      -----------
                    TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS -
                      FIXED RATE (Cost: $11,371,775)                                                   11,394,881
                                                                                                      -----------

                    COLLATERALIZED MORTGAGE OBLIGATIONS -
                      VARIABLE RATE (15.2%)
           547      Federal National Mortgage Association (91-130-SQ), 6,707.16%,
                      due 09/25/21, (I/O) (I/F)                                                            68,511
        38,585      Guardian Savings and Loan Association (88-1-A), 6.722%, due 07/25/18                   32,797
       157,663      Guardian Savings and Loan Association (88-3-A), 6.8991%, due 11/25/18                 134,013
       137,691      Guardian Savings and Loan Association (89-3-A), 7.6872%, due 05/25/19                 117,038
       684,141      Guardian Savings and Loan Association (89-4-A), 7.8062%, due 07/25/19                 649,934
       950,964      Guardian Savings and Loan Association (89-5-A), 7.9957%, due 07/25/19                 903,416
     2,000,000      Residential Funding Mortgage Securities I (97-S12-A10), 6.7%, due 08/25/27, (PAC)   1,985,320
       258,258      Residential Funding Mortgage Securities I (89-4B-B), 6.8527%, due 07/25/19            253,013
         1,584      Resolution Trust Corp. (91-6-D2), 3,083.88%, due 08/25/20, (I/O)                       49,090
         3,239      Resolution Trust Corp. (91-6-C2), 3,344.28%, due 09/25/28, (I/O)                      110,114
     2,305,492      Resolution Trust Corp. (92-M4-A3), 7.25%, due 09/25/21                              2,281,722
        32,808      Western Federal Savings and Loan Association (88-9-A), 6.7982%, due 12/25/18           32,572
                                                                                                      -----------
                    TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS -
                      VARIABLE RATE (Cost: $7,398,598)                                                  6,617,540
                                                                                                      -----------

                    NON-AGENCY VARIABLE RATE PASS-THROUGH SECURITIES
                      (COST:  $708,333) (1.6%)
       715,398      Greenwich Capital Acceptance, Inc. (91-03), (Private Placement),
                      7.8601%, due 08/25/19                                                               692,147  *
                                                                                                      -----------

                    U.S. GOVERNMENT AGENCY OBLIGATIONS - FIXED RATE
                      PASS-THROUGH SECURITIES (0.9%)
        54,413      Federal Home Loan Mortgage Corp., Pool #212346, 9.5%, due 08/01/01                     56,131
       313,482      Federal National Mortgage Association, Pool #163492, 8.5%, due 05/01/16               325,237
                                                                                                      -----------
                    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS -
                      FIXED RATE PASS-THROUGH SECURITIES (Cost: $381,604)                                 381,368
                                                                                                      -----------

I/O - Interest Only security.
PAC - Planned Amortization Class.
TAC - Target Amortization Class.
I/F - Inverse floating rate security whose interest rate moves in the opposite direction of prevailing interest rates

*     Restricted security. (See Note 6)

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                             (U.S. FIXED INCOME)


                                                                October 31, 1998

   Principal
    Amount          FIXED INCOME SECURITIES                                                              Value
---------------     -----------------------                                                             ---------
                    U.S. GOVERNMENT AGENCY OBLIGATIONS - VARIABLE RATE
                    PASS-THROUGH SECURITIES (43.8%)
$       89,890      Federal Home Loan Mortgage Corp., Pool #770584, 7.25%,
                      due 05/01/19                                                                      $  93,000
       595,190      Federal Home Loan Mortgage Corp., Pool #785630, 7.473%,
                      due 07/01/26                                                                        602,469
       500,769      Federal Home Loan Mortgage Corp., Pool #410013, 7.749%,
                      due 12/01/24                                                                        511,205
        61,918      Federal Home Loan Mortgage Corp., Pool #865009, 8.201%,
                      due 11/01/18                                                                         63,001
        85,667      Federal Home Loan Mortgage Corp., Pool #865275, 8.248%,
                      due 02/01/19                                                                         86,637
       182,724      Federal Home Loan Mortgage Corp., Pool #865270, 8.332%,
                      due 12/01/18                                                                        185,778
       131,206      Federal Home Loan Mortgage Corp., Pool #865006, 8.573%,
                      due 08/01/18                                                                        136,746
       668,503      Federal Home Loan Mortgage Corp., Pool #310005, 8.666%,
                      due 11/01/19                                                                        679,366
     1,921,898      Federal National Mortgage Association, Pool #313920, 5.36%,
                      due 11/01/27                                                                      1,951,015
       559,724      Federal National Mortgage Association, Pool #376663, 7.295%,
                      due 06/01/27                                                                        566,508
       739,309      Federal National Mortgage Association, Pool #284916, 7.312%,
                      due 06/01/27                                                                        750,088
       969,115      Federal National Mortgage Association, Pool #394996, 7.442%,
                      due 08/01/27                                                                        978,399
       246,768      Federal National Mortgage Association, Pool #392275, 7.454%,
                      due 06/01/27                                                                        249,166
       446,871      Federal National Mortgage Association, Pool #394575, 7.509%,
                      due 07/01/27                                                                        452,854
       310,671      Federal National Mortgage Association, Pool #397897, 7.533%,
                      due 08/01/27                                                                        314,247
       508,091      Federal National Mortgage Association, Pool #393943, 7.571%,
                      due 07/01/27                                                                        513,660
       432,013      Federal National Mortgage Association, Pool #358869, 7.589%,
                      due 09/01/26                                                                        436,623
       260,809      Federal National Mortgage Association, Pool #369080, 7.6%,
                      due 04/01/27                                                                        263,149
       583,180      Federal National Mortgage Association, Pool #400472, 7.612%,
                      due 09/01/27                                                                        590,195
       521,917      Federal National Mortgage Association, Pool #303334, 7.706%,
                      due 04/01/25                                                                        530,132
       314,860      Federal National Mortgage Association, Pool #111365, 7.876%,
                      due 09/01/19                                                                        323,912
        85,062      Federal National Mortgage Association, Pool #096193, 8.248%,
                      due 09/01/18                                                                         86,636

See accompanying Notes to Financial Statements.

TCW GALILEO MORTGAGE BACKED SECURITIES FUND

-----------------------------------

  Principal
    Amount          FIXED INCOME SECURITIES                                                              Value
-------------       -----------------------                                                         -------------
                    U.S. GOVERNMENT AGENCY OBLIGATIONS - VARIABLE RATE
                    PASS-THROUGH SECURITIES (CONTINUED)
$    4,914,494      Government National Mortgage Association II, Pool #80185, 5%,
                      due 04/20/28                                                                  $   4,885,646
     3,882,240      Government National Mortgage Association II, Pool #80186, 5.5%,
                      due 04/20/28                                                                      3,865,936
                                                                                                    -------------
                    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS -
                      VARIABLE RATE PASS-THROUGH SECURITIES (Cost: $19,164,839)                        19,116,368
                                                                                                    -------------

                    TOTAL FIXED INCOME SECURITIES (COST: $39,025,149) (87.6%)                          38,202,304
                                                                                                    -------------

                    SHORT-TERM INVESTMENT (COST: $5,162,093) (11.8%)
                    ------------------------------------------------
     5,162,093      Repurchase Agreement, Goldman Sachs, dated 10/30/98,
                    5.35%, due 11/02/98 (Collateralized by $6,828,000 current
                    face Federal Home Loan Mortgage Corp., Pool #390381, 6.125%,
                    due 02/01/37, valued at $6,825,866)                                                 5,162,093
                                                                                                    -------------

                    TOTAL INVESTMENTS (COST: $44,187,242) (99.4%)                                      43,364,397

                    EXCESS OF OTHER ASSETS OVER LIABILITIES (0.6%)                                        274,819
                                                                                                    -------------

                    NET ASSETS (100%)                                                               $  43,639,216
                                                                                                    =============

See accompanying Notes to Financial Statements.

                                                       TCW GALILEO FUNDS, INC.
                                                          (U. S. FIXED INCOME)



TCW GALILEO LONG-TERM MORTGAGE BACKED SECURITIES FUND

                                                               October 31, 1998

SCHEDULE OF INVESTMENTS
-----------------------

        Principal
         Amount         FIXED INCOME SECURITIES                                                                 Value
-------------------     -----------------------                                                              ------------
                        COLLATERALIZED MORTGAGE OBLIGATIONS -
                          FIXED RATE (52.2% of Net Assets)
$       2,013,462       Bear Stearns Mortgage Securities, Inc. (97-2-A5), 6.875%, due 01/28/24               $  2,049,946
        2,000,000       CMC Securities Corporation III (94-A-A12), 6.75%, due 02/25/24, (PAC)                   2,038,780
        4,710,119       Countrywide Funding Corp. (93-7-A5), 7%, due 11/25/23, (TAC)                            4,532,642
        2,000,000       Federal Home Loan Mortgage Corp. (2061-TA), 5.25%, due 10/15/27, (PAC)                  1,880,940
        1,295,742       Federal Home Loan Mortgage Corp. (1796-E), 6%, due 09/15/08                             1,290,391
        3,357,000       Federal Home Loan Mortgage Corp. (1629-PB), 6%, due 05/15/23                            3,280,930
        1,782,000       Federal Home Loan Mortgage Corp. (1662-N), 6.25%, due 01/15/09                          1,740,961
        3,500,000       Federal Home Loan Mortgage Corp. (2020-D), 6.25%, due 01/15/27, (PAC)                   3,443,930
        1,000,000       Federal Home Loan Mortgage Corp. (1844-E), 6.5%, due 10/15/13                           1,001,720
          300,144       Federal Home Loan Mortgage Corp. (1541-J), 6.5% , due 07/15/23                            301,167
        2,513,184       Federal Home Loan Mortgage Corp. (1717-MA), 6.5%, due 04/15/24                          2,543,644
          134,231       Federal Home Loan Mortgage Corp. (1175-C), 8%, due 01/15/21, (TAC)                        136,873
        1,459,663       Federal Home Loan Mortgage Corp. - Government National Mortgage
                         Association (43-OA), 6.5%, due 07/17/23                                                1,459,458
        2,000,000       Federal National Mortgage Association (93-X-130A-NA), 6.5%, due 05/25/23                2,044,900
        1,336,943       Federal National Mortgage Association (93-223-EA), 6.5%, due 12/25/23, (PAC)            1,340,913
          421,392       Federal National Mortgage Association (93-2-B), 7.2%, due 11/25/03                        435,935
        1,000,000       Federal National Mortgage Association (92-215-PL), 7.25%, due 11/25/21, (PAC)           1,036,920
        3,826,837       Federal National Mortgage Association (G92-29-J), 8%, due 07/25/22                      3,976,849
        2,197,000       GE Capital Mortgage Services, Inc. (96-12-A2), 7.25%, due 07/25/11                      2,196,429
        4,000,000       GE Capital Mortgage Services, Inc. (97-5-A2), 7.5%, due 06/25/27                        4,040,880
        3,327,098       Government National Mortgage Association (94-2-Z), 7.99125%, due 07/16/24               3,347,161
        2,980,501       Residential Accredit Loans, Inc. (97-QS13-A7), 7.25%, due 12/25/27                      3,014,032
        2,300,000       Residential Asset Securitization Trust (98-A12-A16), 6.75%, due 11/25/28                2,291,375
          888,376       Residential Funding Mortgage Securities I (95-S7-A9), 8%, due 05/25/10, (I/O)              59,726
          818,869       Salomon Brothers Mortgage Securities VII (96-2-A1), 7.5%, due 05/26/26                    832,135
          687,079       Securitized Asset Sales, Inc. (95-B-A2), 7.41%, due 09/25/24                              687,189
        2,000,000       Superior Wholesale Inventory Financing Trust (97-A), 6.346%, due 11/15/04               2,022,460
                                                                                                             ------------
                        TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS -
                          FIXED RATE (Cost: $53,899,348)                                                       53,028,286
                                                                                                             ------------

                        COLLATERALIZED MORTGAGE OBLIGATIONS
                          -VARIABLE RATE (11.6%)

        1,500,000       CMC Securities Corporation III (94-A-A22), 7.1734%, due 02/25/24, (I/F)                 1,293,750
        2,000,000       Federal Home Loan Mortgage Corp. (1620-SB), 10%, due 11/15/23, (I/F)                    1,937,400
        2,000,000       Federal Home Loan Mortgage Corp. (1422-SA), 12.3239%, due 11/15/07, (I/F)               2,131,480
        2,288,691       Federal National Mortgage Association (93-189-S), 7.3428%, due 10/25/23, (I/F)          2,259,923
        3,000,000       Federal National Mortgage Association (94-40-SA), 7.5687%, due 03/25/24, (I/F)          3,111,210
        1,000,000       Federal National Mortgage Association (93-202-SZ), 10%, due 11/25/23,
                          (I/F) (PAC)                                                                           1,016,850
                                                                                                             ------------
                        TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS -
                          VARIABLE RATE (Cost: $8,579,075)                                                     11,750,613
                                                                                                             ------------

I/O - Interest Only security.
PAC - Planned Amortization Class.
TAC - Target Amortization Class.
I/F - Inverse floating rate security whose interest rate moves in opposite direction of prevailing interest rates.

See accompanying Notes to Financial Statements.

TCW GALILEO LONG-TERM MORTGAGE BACKED SECURITIES FUND

-----------------------------------

  Principal
    Amount          FIXED INCOME SECURITIES                                                              Value
------------        -----------------------                                                         --------------
                    U.S. GOVERNMENT AGENCY OBLIGATIONS -
                      FIXED RATE PASS-THROUGH SECURITIES (23.9%)
$    1,259,090      Federal Housing Authority (#000-13002), 7.125%, due 03/01/04                    $   1,268,534
     2,839,213      Federal Housing Authority (#012-11216), 7.185%, due 05/01/29                        2,860,507
     1,881,235      Federal Housing Authority (#044-10592), 7.625%, due 09/01/22                        1,911,805
     1,337,748      Federal Housing Authority (#081-11017), 7.75%, due 04/01/24                         1,361,158
     2,546,139      Federal Housing Authority (#112-43055), 9.25%, due 05/25/32                         2,689,359
         2,593      Federal Home Loan Mortgage Corp., Pool #250685, 6.5%, due 10/01/99                      2,602
       930,392      Federal National Mortgage Association, Pool #310001, 6%, due 09/01/00                 939,696
     4,484,746      Federal National Mortgage Association, Pool #406796, 6.5%, due 03/01/18             4,532,374
     4,795,800      Federal National Mortgage Association, Pool #413618, 6.5%, due 03/01/18             4,846,731
         7,916      Federal National Mortgage Association, Pool #62420, 7.5%, due 03/01/06                  8,116
       779,259      Federal National Mortgage Association, Pool #303786, 7.5%, due 02/01/11               800,447
        11,850      Federal National Mortgage Association, Pool #29542, 8.75%, due 07/01/09                12,469
     1,407,804      Government National Mortgage Association, Pool #365618, 7%, due 10/15/33            1,412,196
     1,542,577      Government National Mortgage Association, Pool #351003, 7.5%, due 07/15/28          1,558,481
         3,903      Government National Mortgage Association, Pool #176192, 8.25%, due 12/15/01             4,006
        41,232      Government National Mortgage Association, Pool #3933, 8.25%, due 07/15/04              42,772
         5,571      Government National Mortgage Association, Pool #217350, 9.25%, due 08/15/00             5,668
                                                                                                    -------------
                    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                      - FIXED RATE PASS-THROUGH SECURITIES (Cost: $24,003,131)                         24,256,921
                                                                                                    -------------

                    U.S. GOVERNMENT AGENCY OBLIGATIONS -
                      VARIABLE RATE PASS-THROUGH SECURITIES (4.6%)
       539,767      Federal Home Loan Mortgage Corp., Pool #846317, 7.4786%, due 08/01/26                 546,590
     1,242,080      Federal Home Loan Mortgage Corp., Pool #846510, 7.595%, due 04/01/25                1,257,556
       501,810      Federal Home Loan Mortgage Corp., Pool #755183, 7.93%, due 12/01/15                   515,786
       588,140      Federal National Mortgage Association, Pool #348025, 7.356%, due 06/01/26             595,345
       336,915      Federal National Mortgage Association, Pool #347216, 7.446%, due 09/01/00             339,903
       988,518      Federal National Mortgage Association, Pool #124410, 7.483%, due 07/01/22           1,004,038
       379,177      Federal National Mortgage Association, Pool #137064, 7.541%, due 03/01/19             389,760
                                                                                                    -------------
                    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                      - VARIABLE RATE PASS-THROUGH SECURITIES (Cost: $4,650,467)                        4,648,978
                                                                                                    -------------

                    U.S. TREASURY SECURITIES (0.4%)
       197,000      Certificate Accrual Treasury Strip, 0%, due 08/15/01                                  174,410
       177,000      Certificate Accrual Treasury Strip, 0%, due 05/15/06                                  123,514
       112,000      Certificate Accrual Treasury Strip, 0%, due 08/15/08                                   69,004
                                                                                                    -------------

                    TOTAL U.S. TREASURY SECURITIES (Cost: $328,232)                                       366,928
                                                                                                    -------------

                    TOTAL FIXED INCOME SECURITIES (COST: $91,460,253) (92.7%)                          94,051,726
                                                                                                    -------------


See accompanying Notes to Financial Statements.

                                                       TCW GALILEO FUNDS, INC.
                                                          (U. S. FIXED INCOME)

                                                              October 31, 1998

      Principal
        Amount          OTHER INVESTMENTS                                                                        Value
------------------      -----------------                                                                    --------------
                        SHORT-TERM INVESTMENTS (9.7%)
                        -----------------------------
$       9,774,043       Repurchase Agreement, Goldman Sachs, dated 10/30/98,
                        5.35%, due 11/02/98 (Collateralized by $12,927,000 current face
                        Federal Home Loan Mortgage Corp., Pool #390381, 6.125%,
                        due 02/01/37, valued at $12,922,960)                                                 $   9,774,043
          140,556       Bank of New York Depository Reserve, 4%, due 11/02/98                                      140,556
                                                                                                             -------------

                        TOTAL SHORT-TERM INVESTMENTS (Cost: $9,914,599)                                          9,914,599
                                                                                                             -------------

                       TOTAL INVESTMENTS (Cost: $101,374,852) (102.4%)                                         103,966,325

                       LIABILITIES IN EXCESS OF OTHER ASSETS (-2.4%)                                            (2,465,244)
                                                                                                             -------------

                       NET ASSETS (100%)                                                                     $ 101,501,081
                                                                                                             =============

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
------------------------------------

                                                                        TCW GALILEO
                                                                       MONEY MARKET
                                                                           FUND
                                                                       ------------
ASSETS

   Investments, at Value (1)                                           $    243,023
   Receivable for Fund Shares Sold                                                -
   Receivables for Securities Sold                                                -
   Accrued Interest Receivable                                                  824
                                                                       ------------
         Total Assets                                                       243,847
                                                                       ------------

LIABILITIES

   Payables for Fund Shares Redeemed                                              -
   Distributions Payable                                                      1,262
   Payables for Securities Purchased                                              -
   Management Fees and Other Accrued Expenses                                   134
                                                                       ------------
         Total Liabilities                                                    1,396
                                                                       ------------

NET ASSETS                                                             $    242,451
                                                                       ============

NET ASSETS CONSIST OF:

   Paid-in Capital                                                     $    242,451
   Undistributed Net Realized Gain (Loss) on Investments
     and Foreign Currency Transactions                                            -
   Unrealized Appreciation (Depreciation) on Investments
     and Foreign Currency Translations                                            -
   Undistributed (Overdistributed) Net Investment Income                          -
                                                                       ------------

NET ASSETS                                                             $    242,451
                                                                       ============

CAPITAL SHARES OUTSTANDING                                              242,451,497
                                                                       ============

NET ASSET VALUE PER SHARE                                              $       1.00
                                                                       ============

(1) The identified cost for the TCW Galileo Money Market Fund, the TCW Galileo Core Fixed Income Fund, the TCW Galileo High Yield Bond Fund, the TCW Galileo Mortgage Backed Securities Fund and the TCW Galileo Long-Term Mortgage Backed Securities Fund at October 31, 1998,was $243,023, $151,594 $175,167, $44,187 and $101,374 respectively.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                             (U.S. Fixed Income)


                                                      Dollar Amount in Thousands
                                                      (Except per Share Amounts)

                                                                October 31, 1998

   TCW GALILEO                  TCW GALILEO                TCW GALILEO           TCW GALILEO LONG-TERM
CORE FIXED INCOME             HIGH YIELD BOND            MORTGAGE BACKED            MORTGAGE BACKED
      FUND                         FUND                  SECURITIES FUND           SECURITIES FUND
-----------------             ---------------            ---------------         ---------------------
    $    152,892                 $   166,683               $     43,364                  $    103,966
               -                          55                          -                             -
          37,813                         182                        259                           115
           1,986                       3,950                        282                           601
    ------------                 -----------               ------------                  ------------
         192,691                     170,870                     43,905                       104,682
    ------------                 -----------               ------------                  ------------


          21,097                          62                          -                             -
             838                       1,260                        182                           780
           7,471                       3,658                          -                         2,291
             289                         188                         84                           110
    ------------                 -----------               ------------                  ------------
          29,695                       5,168                        266                         3,181
    ------------                 -----------               ------------                  ------------

    $    162,996                 $   165,702               $     43,639                  $    101,501
    ============                 ===========               ============                  ============


    $    163,565                 $   177,162               $     49,932                  $     98,917
          (1,947)                     (2,963)                    (5,470)                           79
           1,298                      (8,484)                      (823)                        2,592
              80                         (13)                         -                           (87)
    ------------                 -----------               ------------                  ------------

    $    162,996                 $   165,702               $     43,639                  $    101,501
    ============                 ===========               ============                  ============

      16,478,492                  18,005,108                  4,546,474                    10,400,873
    ============                 ===========               ============                  ============

    $       9.89                 $      9.20               $       9.60                  $       9.76
    ============                 ===========               ============                  ============

STATEMENTS OF OPERATIONS
------------------------

                                                                                          TCW GALILEO
                                                                                          MONEY MARKET
                                                                                              FUND
                                                                                          ------------
INVESTMENT INCOME

   Income:
     Interest                                                                              $    15,139
                                                                                           -----------

   Expenses:
     Management Fees                                                                               678
     Accounting Service Fees                                                                       271
     Custodian Fees                                                                                 40
     Transfer Agent Fees                                                                            38
     Registration Fees                                                                              37
     Directors' Fees and Expenses                                                                    6
     Audit and Tax Fees                                                                             23
     Amortization of Deferred Organization Costs                                                     -
     Other                                                                                          29
                                                                                           -----------
   Total Expenses                                                                                1,122
   Less Expenses Borne by Investment Adviser                                                        45
                                                                                           -----------
   Net Expenses                                                                                  1,077
                                                                                           -----------
   Net Investment Income                                                                        14,062
                                                                                           -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCY

   Net Realized Gain (Loss) on Investments and Foreign
     Currency Transactions During the Year                                                           -
   Change in Unrealized Appreciation (Depreciation) on
     Investments and Foreign Currency Translations During
     the Year                                                                                        -
                                                                                           -----------
   Net Realized and Unrealized Gain (Loss) on Investments
     and Foreign Currency During the Year                                                            -
                                                                                           -----------
INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                                $    14,062
                                                                                           ===========

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                             (U.S. FIXED INCOME)


                                                     Dollar Amounts in Thousands
                                                     Year Ended October 31, 1998


   TCW GALILEO                  TCW GALILEO                TCW GALILEO              TCW GALILEO LONG-TERM
CORE FIXED INCOME             HIGH YIELD BOND            MORTGAGE BACKED               MORTGAGE BACKED
      FUND                         FUND                  SECURITIES FUND               SECURITIES FUND
-----------------             ---------------            ---------------            ---------------------
$       4,087                  $      19,867               $      2,227                 $      8,085
-------------                  -------------               ------------                 ------------

          229                          1,530                        250                          439
           35                             35                         35                           35
           14                             25                         15                           15
           38                             44                         38                           40
           49                             26                         26                           27
            6                              6                          6                            6
           22                             24                         26                           27
            3                              3                          3                            6
           14                             44                         16                           15
-------------                  -------------               ------------                 ------------
          410                          1,737                        415                          610
            -                              -                          -                            -
-------------                  -------------               ------------                 ------------
          410                          1,737                        415                          610
-------------                  -------------               ------------                 ------------
        3,677                         18,130                      1,812                        7,475
-------------                  -------------               ------------                 ------------


        1,270                         (2,950)                       (15)                          41

          853                        (13,024)                       512                         (551)
-------------                  -------------               ------------                 ------------

        2,123                        (15,974)                       497                         (510)
-------------                  -------------               ------------                 ------------

$       5,800                  $       2,156               $      2,309                 $      6,965
=============                  =============               ============                =============

TCW GALILEO MONEY MARKET FUND
                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                         Year Ended                   Year Ended
                                                                      October 31, 1998             October 31, 1997
                                                                      ----------------             ----------------
OPERATIONS

   Net Investment Income                                              $         14,062             $        12,230
                                                                      ----------------             ---------------

DISTRIBUTIONS TO SHAREHOLDERS

   Distributions from Net Investment Income                                    (14,062)                    (12,230)
                                                                      ----------------             ---------------

CAPITAL SHARE TRANSACTIONS

   Proceeds from Shares Sold
    (3,148,816,550 shares in 1998 and 1,234,945,155 shares in 1997)          3,148,816                   1,234,945
   Proceeds from Shares Issued Upon Reinvestment of Dividends
    (8,491,656 shares in 1998 and 5,434,998 shares in 1997)                      8,492                       5,435
   Cost of Shares Redeemed
    (3,137,627,742 shares in 1998 and 1,251,280,223 shares in 1997)         (3,137,628)                 (1,251,280)
                                                                      ----------------             ---------------
   Increase (Decrease) in Net Assets Resulting from Capital
    Share Transactions                                                          19,680                     (10,900)
                                                                      ----------------             ---------------
   Increase (Decrease) in Net Assets                                            19,680                     (10,900)


NET ASSETS

   Beginning of Year                                                           222,771                     233,671
                                                                      ----------------             ---------------
   End of Year                                                        $        242,451             $       222,771
                                                                      ================             ===============

See accompanying Notes to Financial Statements.

                                                               TCW GALILEO, INC.
                                                             (U.S. Fixed Income)

TCW GALILEO CORE FIXED INCOME FUND
                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                     Year Ended                   Year Ended
                                                                  October 31, 1998             October 31, 1997
                                                                  ----------------             ----------------
OPERATIONS

   Net Investment Income                                          $          3,677             $         1,354
   Net Realized Gain on Investments                                          1,270                         241
   Change in Unrealized Appreciation on Investments                            853                          42
                                                                  ----------------             ---------------
   Increase in Net Assets Resulting from Operations                          5,800                       1,637
                                                                  ----------------             ---------------

DISTRIBUTIONS TO SHAREHOLDERS

   Distributions from Net Investment Income                                 (4,170)                     (1,373)
                                                                  ----------------             ---------------

CAPITAL SHARE TRANSACTIONS

   Proceeds from Shares Sold
    (22,816,543 shares in 1998 and 717,575 shares in 1997)                 224,517                       6,812
   Proceeds from Shares Issued Upon Reinvestment of Dividends
    (263,818 shares in 1998 and 138,935 shares in 1997)                      2,578                       1,310
   Cost of Shares Redeemed
    (8,614,835 shares in 1998 and 1,490,800 shares in 1997)                (85,097)                    (14,024)
                                                                  ----------------             ---------------
   Increase (Decrease) in Net Assets Resulting from Capital
    Share Transactions                                                     141,998                      (5,902)
                                                                  ----------------             ---------------
   Increase (Decrease) in Net Assets                                       143,628                      (5,638)


NET ASSETS

   Beginning of Year                                                        19,368                      25,006
                                                                  ----------------             ---------------
   End of Year                                                    $        162,996             $        19,368
                                                                  ================             ===============

See accompanying Notes to Financial Statements.

TCW GALILEO HIGH YIELD BOND FUND

                                                    Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                       YEAR ENDED                   Year Ended
                                                                   OCTOBER 31, 1998             October 31, 1997
                                                                 --------------------         --------------------
OPERATIONS

   Net Investment Income                                          $         18,130             $        19,571
   Net Realized Gain (Loss) on Investments                                  (2,950)                      5,556
   Change in Unrealized Appreciation (Depreciation)
    on Investments                                                         (13,024)                        804
                                                                  -----------------            ----------------
   Increase in Net Assets Resulting from Operations                          2,156                      25,931
                                                                  -----------------            ----------------

DISTRIBUTIONS TO SHAREHOLDERS

   Distributions from Net Investment Income                                (18,426)                    (19,383)
   Distribution in Excess of Net Investment Income                             (13)                          _
   Distribution of Net Realized Gains                                       (2,884)                          _
                                                                  -----------------            ----------------
   Total Distributions to Shareholders                                     (21,323)                    (19,383)
                                                                  -----------------            ----------------

CAPITAL SHARE TRANSACTIONS

   Proceeds from Shares Sold
    (8,469,692 shares in 1998 and 13,039,199 shares in 1997)                84,380                     130,756
   Proceeds from Shares Issued upon Reinvestment of Dividends
    (1,952,231 shares in 1998 and 1,688,689 shares in 1997)                 19,439                      16,818
   Cost of Shares Redeemed
    (13,063,683 shares in 1998 and 12,886,525 shares in 1997)             (127,711)                   (129,176)
                                                                  -----------------            ----------------
   Increase (Decrease)in Net Assets Resulting from
    Capital Share Transactions                                             (23,892)                     18,398
                                                                  -----------------            ----------------
   Increase (Decrease) in Net Assets                                       (43,059)                     24,946

NET ASSETS

   Beginning of Year                                                       208,761                     183,815
                                                                  -----------------            ----------------
   End of Year                                                    $        165,702             $       208,761
                                                                  =================            ================

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                             (U.S. FIXED INCOME)

TCW GALILEO MORTGAGE BACKED SECURITIES FUND

                                                    Dollar Amounts in Thousands


STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                      YEAR ENDED                   Year Ended
                                                                   OCTOBER 31, 1998             October 31, 1997
                                                                 -------------------           ------------------
OPERATIONS

   Net Investment Income                                          $          1,812             $         3,205
   Net Realized (Loss) on Investments                                          (15)                        (78)
   Change in Unrealized Appreciation on Investments                            512                         248
                                                                  -----------------            ----------------
   Increase in Net Assets Resulting from Operations                          2,309                       3,375
                                                                  -----------------            ----------------

DISTRIBUTIONS TO SHAREHOLDERS

   Distributions from Net Investment Income                                   (593)                     (2,046)
   Distributions in Excess of Net Investment Income                              -                      (1,219)
   Distributions from Paid-in-Capital                                       (2,222)                          -
                                                                  -----------------            ----------------
   Total Distributions to Shareholders                                      (2,815)                     (3,265)
                                                                  -----------------            ----------------

CAPITAL SHARE TRANSACTIONS

   Proceeds from Shares Sold
    (2,948,909 shares in 1998 and 8,709,536 shares in 1997)                 28,585                      84,756
   Proceeds from Shares Issued upon Reinvestment of Dividends
    (242,345 shares in 1998 and 321,824 shares in 1997)                      2,343                       3,115
   Cost of Shares Redeemed
    (4,345,900 shares in 1998 and 9,728,007 shares in 1997)                (42,090)                    (94,509)
                                                                  -----------------            ----------------
   (Decrease) in Net Assets Resulting from
    Capital Share Transactions                                             (11,162)                     (6,638)
                                                                  -----------------            ----------------
   (Decrease) in Net Assets                                                (11,668)                     (6,528)

NET ASSETS

   Beginning of Year                                                        55,307                      61,835
                                                                  -----------------            ----------------
   End of Year                                                    $         43,639             $        55,307
                                                                  =================            ================

See accompanying Notes to Fiancial Statements.

TCW GALILEO LONG-TERM MORTGAGE BACKED SECURITIES FUND

                                                   Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                      YEAR ENDED                   Year Ended
                                                                   OCTOBER 31, 1998             October 31, 1997
                                                                 ------------------            ------------------
OPERATIONS

   Net Investment Income                                          $          7,475             $         7,975
   Net Realized Gain on Investments                                             41                         569
   Change in Unrealized Appreciation (Depreciation)
    on Investments                                                            (551)                      1,875
                                                                  -----------------            ----------------
   Increase in Net Assets Resulting from Operations                          6,965                      10,419
                                                                  -----------------            ----------------


DISTRIBUTIONS TO SHAREHOLDERS

   Distributions from Net Investment Income                                 (7,762)                     (7,476)
   Distributions in Excess of Investment Income                                (87)                          _
   Distribution from Net Realized Gains                                       (435)                          _
                                                                  -----------------            ----------------
   Total Distributions to Shareholders                                      (8,284)                     (7,476)
                                                                  -----------------            ----------------


CAPITAL SHARE TRANSACTIONS

   Proceeds from Shares Sold
   (2,490,553 shares in 1998 and 516,324 shares in 1997)                    24,464                       4,947
   Proceeds from Shares Issued upon Reinvestment of Dividends
   (782,364 shares in 1998 and 758,014 shares in 1997)                       7,673                       7,257
   Cost of Shares Redeemed
   (1,090,917 shares in 1998 and 4,796,056 shares in 1997)                 (10,759)                    (45,965)
                                                                  -----------------            ----------------
   Increase (Decrease) in Net Assets Resulting from
    Capital Share Transactions                                              21,378                     (33,761)
                                                                  -----------------            ----------------
   Increase (Decrease) in Net Assets                                        20,059                     (30,818)


NET ASSETS

   Beginning of Year                                                        81,442                     112,260
                                                                  -----------------            ----------------
   End of Year                                                    $        101,501             $        81,442
                                                                  =================            ================

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                             (U.S. FIXED INCOME)



                                                                October 31, 1998


NOTES TO FINANCIAL STATEMENTS
-----------------------------


NOTE 1 - ORGANIZATION
TCW Galileo Funds, Inc., a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, that currently offers a selection of 21 no-load mutual funds known as the TCW Galileo Funds (the "Funds"). TCW Funds Management, Inc. (the "Adviser") is the investment adviser to the Funds, as well as the administrator of their day-to-day operations. TCW Asia Limited and TCW London International, Limited are sub-advisers for the TCW Galileo Emerging Markets Equities Fund.
TCW London International, Limited is also a sub-adviser to the TCW Galileo International Equities Fund, TCW Galileo European Equities Fund, and TCW Galileo Japanese Equities Fund. TCW Asia Limited is a sub-adviser to the TCW Galileo Asia Pacific Equities Fund. Berkeley Quantitative Advisors is sub-adviser to the TCW Galileo Enhanced 500 Fund. The advisers are registered under the Investment Advisers Act of 1940. Each Fund has distinct investment objectives and policies. There is one diversified money market fund (the TCW Galileo Money Market Fund), four diversified fixed income funds (the TCW Galileo Core Fixed Income Fund, the TCW Galileo High Yield Bond Fund, the TCW Galileo Mortgage Backed Securities Fund and the TCW Galileo Long-Term Mortgage Backed Securities Fund), one non-diversified fixed income fund (the TCW Galileo Emerging Markets Income
Fund), a convertible securities fund (the TCW Galileo Convertible Securities
Fund), and fourteen non-diversified equity funds (the TCW Galileo Core Equities Fund, the TCW Galileo Earnings Momentum Fund, the TCW Galileo Mid-Cap Growth Fund, the TCW Galileo Small Cap Growth Fund, the TCW Galileo Enhanced 500 Fund, the TCW Galileo Large Cap Growth Fund, the TCW Galileo Large Cap Value Fund, the TCW Galileo Asia Pacific Equities Fund, the TCW Galileo Emerging Markets Equities Fund, the TCW Galileo Latin America Equities Fund, the TCW Galileo International Equities Fund, the TCW Galileo European Equities Fund, the
TCW Galileo Japanese Equities Fund and the TCW Galileo Value Opportunities Fund) currently offered by the Company. On November 3, 1997, TCW Galileo International Equities Fund, TCW Galileo Japanese Equities Fund and TCW Galileo Value Opportunities Fund commenced operations resulting from the exchange of Limited Partnership interests. On June 3, 1998, four additional Galileo Funds (the TCW Galileo Enhanced 500 Fund, the TCW Galileo Large Cap Growth Fund, the TCW Galileo Large Cap Value Fund, and the TCW Galileo Emerging Markets Income Fund) also commenced operations resulting from the exchange of Limited Partnership interests. The assets and liabilities were transferred at historical cost from the respective predecessor limited partnerships to the Funds on those dates, and the fair values of which were exchanged for commons shares of the Funds. The transfers were treated as tax-free exchanges in accordance with the Internal Revenue Code. The TCW Galileo European Equities Fund commenced operations on November 3, 1997, as a new Galileo Fund.

The primary investment objective of each Fund follows: (1) the TCW Galileo Money Market Fund seeks current income, preservation of capital and liquidity by investing in short-term money market securities; (2) the TCW Galileo Core Fixed Income Fund seeks capital appreciation and income through investment principally in Core fixed income securities emphasizing high quality and liquid investments;
(3) the TCW Galileo High Yield Bond Fund seeks high current income through investment principally in high yield fixed income securities; (4) the TCW Galileo Mortgage Backed Securities Fund seeks income by investing primarily in short-term mortgage backed securities; (5) the TCW Galileo Long-Term Mortgage Backed Securities Fund seeks income by investing primarily in long-term mortgage backed securities; (6) the TCW Galileo Convertible Securities Fund seeks high total return from current income and capital appreciation through investment principally in convertible securities; (7) the TCW Galileo Core Equities Fund (formerly TCW Galileo Core Equity Fund) emphasizes capital appreciation and preservation with focus on long-term results; (8) the TCW Galileo Earnings Momentum Fund seeks capital appreciation through investment primarily in publicly-traded equity securities of companies experiencing or expected to experience accelerating earnings growth; (9) the TCW Galileo Mid-Cap Growth Fund seeks long-term capital appreciation, primarily by investing in publicly-traded equity securities of medium capitalization companies; (10) the TCW Galileo Small Cap Growth Fund seeks long-term capital appreciation, primarily by investing in publicly-traded equity securities of smaller capitalization companies; (11) the TCW Galileo Asia Pacific Equities Fund seeks long-term capital appreciation, primarily by investing in equity securities of companies in the Asia Pacific region; (12) the TCW Galileo Emerging Markets Equities Fund seeks long-term capital appreciation by investing in equity securities of companies in emerging market countries around the world; (13) the TCW Galileo

-----------------------------------------


Latin America Equities Fund seeks long-term capital appreciation, primarily by investing in Latin American equity securities; (14) the TCW Galileo International Equities Fund seeks long-term capital appreciation by investing in a mix of underlying TCW Galileo Funds; (15) the TCW Galileo European Equities Fund seeks long-term capital appreciation by investing primarily in the securities of issuers located in Europe; (16) the TCW Galileo Japanese Equities Fund seeks long-term capital appreciation by investing primarily in Japanese equity securities; (17) the TCW Galileo Value Opportunities Fund seeks capital appreciation by investing at least 65% of its total assets, under normal circumstances, in publicly traded equity securities issued by small and medium companies with market capitalization at the time of purchase between $500 million and $2.5 billion; (18) the TCW Galileo Emerging Markets Income Fund seeks high total return from capital appreciation and current income by investing at least 65% of its total assets in debt securities issued or guaranteed by companies, financial institutions, and government entities in emerging market countries; (19) the TCW Galileo Enhanced 500 Fund seeks to achieve a high level of total return through a combination of capital appreciation and current income by investing at least 65% of its total assets in a broadly diversified portfolio of common stock of companies which are included in the Standard & Poor's 500 Composite Stock Price Index; (20) the TCW Galileo Large Cap Growth Fund seeks long-term appreciation by investing primarily in publicly traded equity securities of large capitalization U.S. companies with above average earnings prospects; and (21) the TCW Galileo Large Cap Value Fund seeks long-term capital appreciation by investing primarily in publicly traded equity securities of large capitalization companies.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF ACCOUNTING: The Funds use the accrual method of accounting for financial reporting purposes.

SECURITY VALUATIONS: The value of securities held in the TCW Galileo Money Market Fund is determined by using the amortized cost method applied to each individual security unless, due to special circumstances, the use of such a method would result in a valuation that does not approximate fair market value. All other securities, including the bond fund securities, for which over-the-counter market quotations are readily available, are valued at the latest bid price prior to the time of valuation.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Adviser that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.

For Funds other than TCW Galileo Money Market Fund, short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value on the 61st day prior to maturity.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are recorded as of the trade date. Interest income is recorded on the accrual basis. The TCW Galileo Core Fixed Income Fund and the TCW Galileo High Yield Bond Fund recognize as interest income discounts on securities purchased using a constant yield to maturity accretion method. Original issue discount is accreted as interest income using a constant yield to maturity method. Premiums on securities purchased are not amortized, except for mortgage backed obligations for which amortization has been elected as allowed by federal income tax regulations and securities held by the TCW Galileo Core Fixed Income Fund. Realized and unrealized gains and losses on investments are recorded on the basis of specific identification.

DOLLAR ROLL TRANSACTIONS: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage backed securities market. A dollar roll transaction involves a simultaneous sale by the Fund of securities that it holds with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During

                                                         TCW GALILEO FUNDS, INC.
                                                             (U.S. FIXED INCOME)



                                                                October 31, 1998



the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by the Fund may decline below the repurchase price of the security. There were no such transactions outstanding as of October 31, 1998.

REPURCHASE AGREEMENTS: The Funds may invest in repurchase agreements secured by U.S. Government obligations and in other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

DEFERRED ORGANIZATION COSTS: Organization costs of $50,000 per Fund have been deferred and were being amortized on a straight line basis over a five-year period from the commencement of operations of each Fund. Deferred organization costs have been completely amortized as of October 31, 1998.

EXPENSE ALLOCATION: Common expenses incurred by the Company are allocated among the Funds based upon the ratio of net assets of each Fund to the combined net assets of all the Funds. All other expenses are charged to each Fund as incurred on a specific identification basis.

NET ASSET VALUE: The Net Asset Value of each Fund's shares is determined by dividing the net assets of the Fund by the number of issued and outstanding shares on each business day as of 9:00 A.M. Pacific Time for the TCW Galileo Money Market Fund and as of 1:00 P.M. Pacific Time for the other Funds.

DIVIDENDS AND DISTRIBUTIONS: Dividends from net investment income of the TCW Galileo Money Market Fund are declared each business day. The other fixed income funds declare and pay, or reinvest, dividends from net investment income monthly. Distribution of any net long-term and net short-term capital gains earned by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

USE OF ESTIMATES: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

-----------------------------------------


NOTE 3 - FEDERAL INCOME TAXES

It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required. At October 31, 1998, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows:


                                     TCW GALILEO        TCW GALILEO         TCW GALILEO    TCW GALILEO LONG-TERM
                                     CORE FIXED         HIGH YIELD        MORTGAGE BACKED     MORTGAGE BACKED
                                     INCOME FUND         BOND FUND        SECURITIES FUND     SECURITIES FUND
                                     -----------        -----------       --------------   ---------------------
Unrealized Appreciation             $   2,145,749    $    1,518,960       $     166,471       $   5,619,598
Unrealized (Depreciation)                (913,188)      (10,392,454)           (989,316)         (3,028,125)
                                    -------------    --------------       -------------       -------------

Net Unrealized Appreciation
 (Depreciation)                     $   1,232,561    $   (8,873,494)      $    (822,845)      $   2,591,473
                                    =============    ==============       =============       =============

Cost                                $ 151,658,960    $  175,556,674       $  44,187,242       $ 101,374,852
                                    =============    ==============       =============       =============

At October 31, 1998, the following Funds had net realized loss carryforwards for federal income tax purposes (in thousands):


                                                               Expiring in
                                      ---------------------------------------------------------------
                                         2002         2003         2004          2005         2006
                                      ---------------------------------------------------------------
 TCW Galileo Core Fixed
   Income Fund                        $     641    $    644     $       -    $      -     $      -
 TCW Galileo High Yield
   Bond Fund                                  -           -             -           -         2,560
 TCW Galileo Mortgage Backed
   Securities Fund                          446       4,068           861          73            15

NOTE 4 - INVESTMENT ADVISORY AND ACCOUNTING SERVICE FEES

The Funds pay to the Adviser, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees:


         TCW Galileo Money Market Fund                                     0.25%
         TCW Galileo Core Fixed Income Fund                                0.35%
         TCW Galileo High Yield Bond Fund                                  0.75%
         TCW Galileo Mortgage Backed Securities Fund                       0.50%
         TCW Galileo Long-Term Mortgage Backed Securities Fund             0.50%

                                                         TCW GALILEO FUNDS, INC.
                                                             (U.S. FIXED INCOME)


                                                                October 31, 1998



The TCW Galileo Money Market Fund reimburses the Adviser for the costs of providing accounting services to the Fund in an amount not exceeding an annual rate of 0.10% of the Fund's average daily net assets. Each bond Fund also reimburses the Adviser for the cost of providing accounting services to the Fund in an amount not exceeding $35,000 for any fiscal year. The ordinary operating expenses of the TCW Galileo Money Market Fund are limited to 0.40% of the Fund's daily net assets.

Certain officers and/or directors of the Company are officers and/or directors of the Adviser.


NOTE 5 - PURCHASES AND SALES OF SECURITIES
Investment transactions (excluding short-term investments) for the year ended October 31, 1998 were as follows:

                                     TCW GALILEO       TCW GALILEO        TCW GALILEO        TCW GALILEO LONG-TERM
                                     CORE FIXED        HIGH YIELD       MORTGAGE BACKED         MORTGAGE BACKED
                                     INCOME FUND        BOND FUND       SECURITIES FUND         SECURITIES FUND
                                     -----------       -----------      ---------------      ---------------------
Purchases at Cost                   $117,527,306      $179,027,215     $     7,233,258          $   20,639,299
                                    ============      ============     ===============          ==============
Sales Proceeds                      $ 40,889,862      $210,082,230     $    11,024,829          $    9,977,035
                                    ============      ============     ===============          ==============

U.S. Government Purchases
 at Cost                            $150,730,736      $          _     $    22,987,681          $   17,743,846
                                    ============      ============     ===============          ==============

U.S. Government Sales Proceeds      $114,251,220      $          _     $    32,096,497          $   13,317,949
                                    ============      ============     ===============          ==============


NOTE 6 - RESTRICTED SECURITIES
The following restricted securities held by the Funds as of October 31, 1998, were valued both at the date of acquisition and October 31, 1998, in accordance with the security valuation policy of the Funds described in Note 2. The restricted securities include securities purchased in private placement transactions without registration under the Securities Act of 1933, as well as Rule 144A securities. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers or in a public offering registered under the Securities Act of 1933. Each Fund will bear any costs incurred in connection with the disposition of such securities.


TCW GALILEO CORE FIXED INCOME FUND:

  PRINCIPAL                                                                              DATE OF
   AMOUNT                              INVESTMENT                                      ACQUISITION       COST
-----------      ------------------------------------------------------------          ------------   ----------
$    50,000      American Restaurant Group, Inc., (144A), 11.5%, due 02/15/03            02/13/98     $   50,000
     50,000      Anthony Crane Rentals, L.P., (144A), 10.375%, due 08/01/08              07/15/98         50,000
     75,000      BE Aerospace, Inc., (144A), 8%, due 03/01/08                            02/06/98         75,000
    100,000      Boyds Collection, Ltd., (144A), 9%, due 05/15/08                        04/16/98        100,469
     75,000      Chancellor Media Corp., (144A), 9%, due 10/01/08                        09/25/98         75,000
     75,000      Classic Cable, Inc., (144A), 9.875%, due 08/01/08                       07/21/98         75,362
     65,000      GEO Specialty Chemicals, (144A), 10.125%, due 08/01/08                  07/29/98         62,375
     50,000      Home Interiors and Gifts, Inc., (144A), 10.125%, due 06/01/08           05/28/98         50,000
     35,000      Metal Management, Inc., (144A), 10%, due 05/15/08                       05/08/98         35,000
     50,000      Mrs. Fields Original, (144A), 10.125%, due 12/01/04                     08/13/98         48,533
     20,000      Nationwide Credit, Inc., (144A), 10.25%, due 01/15/08                   01/23/98         20,000
     40,000      Pierce Leahy Corp., (144A), 8.125%, due 05/15/08                        04/02/98         39,862

-----------------------------------------


NOTE 6 - RESTRICTED SECURITIES (CONTINUED)

TCW GALILEO CORE FIXED INCOME FUND (CONTINUED):

   PRINCIPAL                                                                             DATE OF
    AMOUNT                               INVESTMENT                                    ACQUISITION        COST
-------------   -------------------------------------------------------------------    -----------     ---------
$   200,000     Protection One Alarm Monitoring, Inc., (144A), 7.375%, due 08/15/05      08/12/98      $ 199,556
     75,000     Regal Cinemas, Inc., (144A), 9.5%, due 06/01/08                          06/10/98         76,188
     50,000     Safety-Kleen Corp., (144A), 9.25%, due 06/01/08                          05/21/98         50,000
     25,000     Telecommunications Techniques Co., (144A), 9.75%, due 05/15/08           05/14/98         25,000
     25,000     Von Hoffman Press, Inc., (144A), 10.375%, due 05/15/07                   10/03/97         27,113

The total value of restricted securities is $1,011,423 which represents 0.62% of net assets of the Fund at October 31, 1998.

TCW GALILEO HIGH YIELD BOND FUND:

   PRINCIPAL                                                                                 DATE OF
    AMOUNT                                INVESTMENT                                       ACQUISITION        COST
--------------      ---------------------------------------------------------------        -----------      ---------
$      475,000      American Business Information, Inc., (144A), 9.5%, due 06/15/08          06/12/98       $ 475,000
       750,000      American Restaurant Group, Inc., (144A), 11.5%, due 02/15/03             02/13/98         750,000
       100,000      Anthony Crane Rentals, L.P., (144A), 10.375%, due 08/01/08               07/15/98         100,000
     1,150,000      BE Aerospace, Inc., (144A), 9%, due 11/01/08                             02/06/98       1,147,200
     1,500,000      Ball Corp., (144A), 7.75%, due 08/01/06                                  08/05/98       1,502,438
       550,000      Ball Corp., (144A), 8.25%, due 08/01/08                                  08/05/98         550,000
       925,000      Boyds Collection, Ltd., (144A), 9%, due 05/15/08                         04/16/98         929,500
     1,000,000      Caprock Communications Corp., (144A), 12%, due 07/15/08                  07/10/98       1,000,000
       700,000      Chancellor Media Corp., (144A), 9%, due 10/01/08                         09/25/98         700,000
       950,000      Classic Cable, Inc., (144A), 9.875%, due 08/01/08                        07/21/98         962,880
     2,000,000      County Seat Stores, Inc., (144A), 12.75%, due 11/01/04                   10/23/97       2,000,000
       525,000      GEO Specialty Chemicals, (144A), 10.125%, due 08/01/08                   07/29/98         506,625
     4,300,000      GS Escrow Corp., (144A), 7.125%, due 08/01/05                            07/30/98       4,284,217
     1,000,000      Home Interiors and Gifts, Inc., (144A), 10.125%, due 06/01/08            05/28/98       1,000,000
       300,000      Les, Inc., (144A), 9.25%, due 06/01/08                                   05/21/98         300,000
       325,000      Metal Management, Inc., (144A), 10%, due 05/15/08                        05/08/98         325,000
       426,000      Mrs. Fields Original, (144A), 10.125%, due 12/01/04                      08/13/98         413,498
       375,000      Nationwide Credit, Inc., (144A), 10.25%, due 01/15/08                    01/23/98         375,000
       525,000      P & L Coal Holdings Corp., (144A), 8.875%, due 05/15/08                  05/13/98         529,167
       200,000      Pierce Leahy Corp., (144A), 8.125%, due 05/15/08                         04/02/98         199,309
     3,000,000      Protection One Alarm Monitoring, Inc., (144A), 7.375%, due 08/15/05      08/12/98       2,993,492
       900,000      Regal Cinemas, Inc., (144A), 9.5%, due 06/01/08                          06/10/98         912,000
       550,000      Telecommunications Techniques Co., (144A), 9.75%, due 05/15/08           05/14/98         550,000
       825,000      Von Hoffman Press, Inc., (144A), 10.375%, due 05/15/07                   10/03/97         894,781

The total value of restricted securities is $22,319,663, which represents 13.5% of net assets of the Fund at October 31, 1998.

TCW GALILEO MORTGAGE BACKED SECURITIES FUND:

    PRINCIPAL                                                                           DATE OF
     AMOUNT                              INVESTMENT                                   ACQUISITION        COST
--------------      -------------------------------------------------                 -----------     ----------
$      715,398      Greenwich Capital Acceptance, Inc. (91-03),
                    (Private Placement), 7.8601%, due 08/25/19                          03/21/91      $  708,333 *

The total value of restricted securities is $692,147, which represents 1.6% of net assets of the Fund at October 31, 1998.

* Security deemed illiquid.

                                                         TCW GALILEO FUNDS, INC.
                                                             (U.S. FIXED INCOME)


TCW GALILEO MONEY MARKET FUND

                                                                October 31, 1998

FINANCIAL HIGHLIGHTS
--------------------

                                                                                                          Ten Months
                                                            Year Ended October 31,                           Ended
                                              --------------------------------------------------
                                                 1998           1997         1996         1995       October 31, 1994
                                              ----------      --------    ----------   ---------     -----------------
Net Asset Value per Share,
  Beginning of Period                         $     1.00      $    1.00    $    1.00    $    1.00    $     1.00

Income from Investment Operations:
  Net Investment Income                           0.0519         0.0516       0.0509       0.0549        0.0304

Less Distributions:
  Distributions from Net Investment
  Income                                         (0.0519)       (0.0516)     (0.0509)     (0.0549)      (0.0304)
                                              ----------      ---------    ---------    ---------     ---------
Net Asset Value per Share,
  End of Period                               $     1.00      $    1.00    $    1.00    $    1.00     $    1.00
                                              ==========      =========    =========    =========     =========

Total Return                                        5.31%          5.29%        5.21%        5.67%         3.04% /(1)/

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period
  (in thousands)                              $  242,451      $ 222,771    $ 233,671    $  86,302     $ 124,392

Ratio of Net Expenses to
  Average Net Assets /(3)/                          0.40%          0.40%        0.40%        0.40%         0.40% /(2)/

Ratio of Net Investment
  Income to Average
  Net Assets                                        5.19%          5.17%        5.04%        5.49%         3.65% /(2)/

(1) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.

(2)  Annualized.

(3) The Investment Adviser has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.40% of net assets as disclosed in Note 4 of the Notes to Financial Statements. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.41%, 0.40%, 0.44%, and 0.46% for the fiscal years ended October 31, 1998, 1997, 1996 and 1995, respectively and 0.68% for the ten months ended October 31, 1994.

TCW GALILEO CORE FIXED INCOME FUND

FINANCIAL HIGHLIGHTS
--------------------

                                                                                                          Ten Months
                                                             Year Ended October 31,                          Ended
                                            -----------------------------------------------------
                                                 1998         1997           1996        1995          October 31, 1994
                                            ------------  -----------  -------------  -----------      -----------------
Net Asset Value per Share,
   Beginning of Period                      $     9.62     $     9.45    $      9.61      $     8.94       $   10.04
                                            -----------    ----------    ------------     -----------      ----------

Income (Loss) from Investment Operations:
   Net Investment Income                          0.55           0.58           0.55            0.58            0.44
   Net Realized and Unrealized Gain (Loss)
    on Investments                                0.29           0.19          (0.16)           0.62           (1.16)
                                            -----------    ----------    ------------     -----------      ----------
     Total from Investment Operations             0.84           0.77           0.39            1.20           (0.72)
                                            -----------    ----------    ------------     -----------      ----------
   Distributions from Net Investment
     Income                                      (0.57)         (0.60)         (0.55)          (0.53)          (0.38)
                                            -----------    ----------    ------------     -----------      ----------
Net Asset Value per Share,
   End of Period                            $     9.89     $     9.62    $      9.45      $     9.61       $    8.94
                                            ===========    ==========    ============     ===========      ==========
Total Return                                      9.02%          8.45%          4.26%          13.92%          (7.24)% (1)


RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands)    $  162,996     $   19,368    $    25,006      $   36,236      $   50,153

Ratio of Expenses to
   Average Net Assets                             0.62%          0.93%          0.76%           0.68% (3)       0.50% (2) (3)

Ratio of Net Investment
   Income to Average
   Net Assets                                     5.60%          6.13%          5.85%           6.38%           6.11% (3)

Portfolio Turnover Rate                         272.77%        142.96%        238.73%         223.78%         208.63% (1)

(1) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.

(2) Annualized.

(3) The Investment Adviser has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.50% of net assets through December 31, 1994. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.72% for the fiscal year ended October 31, 1995 and 0.68% for the ten months ended October 31, 1994.

                                                         TCW GALILEO FUNDS, INC.
                                                             (U.S. FIXED INCOME)

TCW GALILEO HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS
--------------------

                                                                                                          Ten Months
                                                             Year Ended October 31,                          Ended
                                            ---------------------------------------------------------
                                                1998           1997            1996          1995      October 31, 1994
                                            ------------   ------------   --------------  -----------  ----------------
Net Asset Value per Share,
   Beginning of Period                      $    10.11     $     9.77     $     9.74      $     9.43     $  10.12
                                            ----------     ----------     ----------      ----------     --------
Income (Loss) from Investment Operations:
   Net Investment Income                          0.88           0.91           0.89            0.92         0.73
   Net Realized and Unrealized Gain (Loss)
    on Investments                               (0.74)          0.34           0.03            0.39        (0.77)
                                            ----------     ----------     ----------      ----------     --------
     Total from Investment Operations             0.14           1.25           0.92            1.31        (0.04)
                                            ----------     ----------     ----------      ----------     --------
   Less Distributions:
   Distributions from Net Investment
    Income                                       (0.89)         (0.91)         (0.89)          (1.00)       (0.65)
   Distributions in Excess of Net Investment
    Income                                       (0.01)           _               _              _            _
   Distribution from Net Realized
    Gains                                        (0.15)           _               _              _            _
                                            ----------     ----------     ----------      ----------     --------
     Total Distributions                         (1.05)         (0.91)         (0.89)          (1.00)       (0.65)
                                            ----------     ----------     ----------      ----------     --------
Net Asset Value per Share,
   End of Period                            $     9.20     $    10.11     $     9.77      $     9.74      $  9.43
                                            ==========     ==========     ==========      ==========     ========
Total Return                                      1.18%         13.26%          9.92%          14.65%       (0.34)% (1)


RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands)    $  165,702     $  208,761     $  183,815      $   92,652      $90,577

Ratio of Expenses to
   Average Net Assets                             0.85%          0.83%          0.90%           0.87% (3)    0.79% (2) (3)

Ratio of Net Investment
   Income to Average
   Net Assets                                     8.89%          9.10%          9.21%           9.60%        9.18% (2)

Portfolio Turnover Rate                          92.24%        109.45%         82.56%          36.32%       34.01% (1)

(1) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.

(2) Annualized.

(3) The Investment Adviser has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.79% of net assets through December 31, 1994. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.88% for the fiscal year ended October 31, 1995 and 0.91% for the ten months ended October 31, 1994.

TCW GALILEO MORTGAGE BACKED SECURITIES FUND

FINANCIAL HIGHLIGHTS
--------------------

                                                                   Year Ended October 31,                        Ten Months
                                             ----------------------------------------------------------             Ended
                                                1998             1997           1996          1995              October 31,1994
                                             -----------      -----------     -----------   -----------   --------------------------
Net Asset Value per Share, Beginning
   of Period
                                             $     9.70       $     9.67      $     9.58    $     9.41       $     9.86
                                             -----------      -----------     -----------   -----------   ------------------
Income (Loss) from Investment Operations:
   Net Investment Income                           0.35             0.58            0.51          0.67             0.42
   Net Realized and Unrealized Gain (Loss)
     on Investments                                0.10             0.05            0.22          0.25            (0.48)
                                             -----------      -----------     -----------   -----------   ------------------
         Total from Investment Operations          0.45             0.63            0.73          0.92            (0.06)
                                             -----------      -----------     -----------   -----------   ------------------

Less Distributions:
   Distributions from Net Investment Income       (0.11)           (0.38)          (0.46)        (0.71)           (0.39)
   Distributions in Excess of Net Investment
     Income                                        -               (0.22)          (0.18)        (0.04)            -
   Distributions from Paid-in-Capital             (0.44)            -               -             -                -
                                             -----------      -----------     -----------   -----------   ------------------
         Total Distributions                      (0.55)           (0.60)          (0.64)        (0.75)           (0.39)
                                             -----------      -----------     -----------   -----------   ------------------

Net Asset Value per Share, End of Period     $     9.60       $     9.70      $     9.67    $     9.58       $     9.41
                                             ===========      ============    ===========   ===========   ==================
Total Return                                       4.73%            6.71%           7.86%        10.16%           (0.61)% (1)


RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands)     $   43,639       $   53,307      $   61,835    $   81,366       $  134,948

Ratio of Net Expenses to Average Net Assets        0.83%            0.77%           0.69%         0.61%(3)         0.55% (2)(3)

Ratio of Net Investment Income to
   Average  Net Assets                             3.61%            6.00%           5.34%         7.13%            5.18% (2)

Portfolio Turnover Rate                           68.40%          109.91%          54.10%        37.83%           65.64% (1)

(1) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.

(2) Annualized.

(3) The Investment Adviser has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.55% of net assets through December 31, 1994. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.63% for the fiscal year ended October 31, 1995 and 0.62% for the ten months ended October 31, 1994.

                                                        TCW GALILEO FUNDS, INC.
                                                            (U.S. FIXED INCOME)


TCW GALILEO LONG-TERM MORTGAGE BACKED SECURITIES FUND


FINANCIAL HIGHLIGHTS
--------------------

                                                             Year Ended October 31,                              Ten Months
                                             ----------------------------------------------------------             Ended
                                                1998             1997           1996          1995              October 31, 1994
                                             -----------      -----------     -----------   -----------   --------------------------
Net Asset Value per Share, Beginning
   of Period
                                             $     9.91       $     9.56      $     9.56    $     8.95      $     10.07
                                             -----------      -----------     -----------   -----------     -------------

Income (Loss) from Investment Operations:
   Net Investment Income                           0.84             0.75            0.68          0.72             0.63
   Net Realized and Unrealized Gain (Loss)
     on Investments                               (0.07)            0.32            0.02          0.71            (1.26)
                                             -----------      -----------     ----------    -----------     -------------
         Total from Investment Operations          0.77             1.07            0.70          1.43            (0.63)
                                             -----------      -----------     ----------    -----------     -------------

Less Distributions:
   Distributions from Net Investment Income       (0.86)           (0.72)          (0.68)        (0.82)           (0.49)
   Distributions in Excess of Net Investment
     Income                                       (0.01)            -              (0.02)         -                -
   Distributions from Net Realized Gains          (0.05)            -               -             -                -
                                             -----------      -----------     ----------    -----------     -------------

         Total Distributions                      (0.92)           (0.72)          (0.70)        (0.82)           (0.49)
                                             -----------      -----------     ----------    -----------     -------------


Net Asset Value per Share, End of Period     $     9.76       $     9.91      $    9.56     $     9.56      $      8.95
                                             ===========      ===========     ==========    ===========     =============

Total Return                                       8.20%           11.66%          7.69%         16.84%           (6.39)% (1)


RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands)     $  101,501       $   81,442      $ 112,260     $   80,159      $    66,632

Ratio of Net Expenses to Average Net Assets        0.70%            0.67%          0.68%          0.68%(3)         0.65% (2)(3)

Ratio of Net Investment Income to
   Average  Net Assets                             8.52%            7.77%          7.15%          7.88%            8.03% (2)

Portfolio Turnover Rate                           27.95%           16.01%         39.28%         23.76%           36.71% (1)

(1) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.

(2) Annualized.

(3) The Investment Adviser has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.65% of net assets through December 31, 1994. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.69% for the fiscal year ended October 31, 1995 and 0.78% for the ten months ended October 31, 1994.

INDEPENDENT AUDITORS' REPORT
----------------------------


To the Board of Directors and Shareholders of TCW Galileo Funds, Inc.:


We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of TCW Galileo Money Market Fund, TCW Galileo Core Fixed Income Fund, TCW Galileo High Yield Bond Fund, TCW Galileo Mortgage Backed Securities Fund, and TCW Galileo Long-Term Mortgage Backed Securities Fund (the "Galileo U.S. Fixed Income Funds")(five of twenty-one funds comprising TCW Galileo Funds, Inc.) as of October 31, 1998 and related statements of operations for the periods then ended, the statements of changes in net assets for each of the periods ended October 31, 1998 and 1997, and the financial highlights for each of the respective periods in the periods ended October 31, 1998. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998 by correspondence with the custodians and brokers. Where confirmations were not received, we performed alternative procedures. An audit includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Galileo U.S. Fixed Income Funds as of October 31, 1998 and the results of their operations, the changes in their net assets, the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP


December 22, 1998
Los Angeles, California

                                                         TCW GALILEO FUNDS, INC.
                                                             (U.S. Fixed Income)


SHAREHOLDER INFORMATION
-----------------------


DIRECTORS AND OFFICERS                          INVESTMENT ADVISER

Marc I. Stern                                   TCW Funds Management, Inc.
Director and Chairman of the Board              865 South Figueroa Street
                                                Los Angeles, California 90017
Thomas E. Larkin, Jr.                           (213) 244-0000
Director and President

                                                CUSTODIAN
John C. Argue
Director                                        BNY Western Trust Company
                                                700 South Flower Street
Norman Barker, Jr.                              Suite 200
Director                                        Los Angeles, California 90017


Richard W. Call                                 TRANSFER AGENT
Director
                                                DST Systems, Inc.
Alvin R. Albe, Jr.                              811 Main Street
Senior Vice President                           Kansas City, Missouri 64105


Michael E. Cahill                               DISTRIBUTOR
Senior Vice President,
General Counsel and Assistant Secretary         TCW Brokerage Services
                                                865 South Figueroa Street
Philip K. Holl                                  Los Angeles, California 90017
Secretary                                       (213) 244-0000


Marie M. Bender                                 INDEPENDENT AUDITORS
Assistant Secretary
                                                Deloitte & Touche LLP
Hilary G.D. Lord                                1000 Wilshire Boulevard
Assistant Secretary                             Los Angeles, California 90017

Peter C. DiBona
Treasurer

SHAREHOLDER VOTING INFORMATION (UNAUDITED)
------------------------------------------

A Special Meeting of Shareholders of the TCW Galileo Long-Term Mortgage-Backed Securities Fund (the "Fund") was held on October 23, 1998. At the meeting, an amendment to a fundamental policy of the Fund was submitted to a shareholder vote and approved by a majority of the Fund's outstanding voting securities (vote for: 5,976,681; votes against: 0; abstentions: 0). 9,318,925 shares of the Fund were outstanding on the record date and 5,976,681 shares of the Fund were entitled to vote were present in person or by proxy at the meeting.